AMERICAN EXPRESS

Strategist Tax-Free Income Fund, Inc.

1997 Annual Report

Strategist Tax-Free High Yield Fund

Table of contents

From the portfolio manager                                               1
The Fund's long-term performance                                         3
Independent auditors' report (Strategist Tax-Free Income Fund Inc.)      4
Financial statements (Strategist Tax-Free High Yield Fund)               5
Notes to financial statements (Strategist Tax-Free High Yield Fund)      8
Federal income tax information (Strategist Tax-Free High Yield Fund)    13
Independent auditors' report (Tax-Free Income Trust)                    15
Financial statements (Tax-Free High Yield Portfolio)                    16
Notes to financial statements (Tax-Free High Yield Portfolio)           19
Investments in securities (Tax-Free High Yield Portfolio)               23

From the portfolio manager

(Photo of) Kurt Larson

Strategist Tax-Free High Yield Fund enjoyed a productive fiscal year as it took advantage of a rebound by the bond market this past summer and fall. For the December 1996 through November 1997 period the fund produced a total return of 8.3%. Consistent with the portfolio's investment objective, dividend payments to shareholders made up the greatest portion of the return.

For the first several months of the fiscal year, the bond market encountered a difficult environment. Although the inflation data had yet to prove threatening, better-than-expected economic growth caused many investors to conclude that an inflation run-up was imminent. The result was that long-term interest rates, without prompting by the Federal Reserve, crept higher over the winter. Bond prices, which move in the opposite direction of interest rates, declined in the process, penalizing the portfolio's net asset value.

Recovery begins

By spring, though, inflation fears had waned and, with additional support provided by the agreement between Congress and the President to balance the federal budget, interest rates began to head back down. Aside from a few, temporary interruptions, the trend continued through the end of the fiscal year, boosting bond prices along the way. Higher-yielding municipal bonds -- the core of this portfolio -- performed especially well during that time, as investors were drawn to the relatively attractive interest rates offered by such securities. Also working in the portfolio's favor was a well-balanced supply/demand situation -- that is, the supply of municipal bonds was not excessive compared with investors' demand.

Over the 12 months, I kept the portfolio essentially fully invested; about 95% of the assets were kept in bonds, with the small remainder in cash reserves. The portfolio's duration -- a function of the average maturity of the bonds in the portfolio that determines how sensitive the portfolio's net asset value is to interest-rate changes -- stayed close to neutral. The result was that the portfolio's value fluctuated largely in sync with that of the bond market as rates rose and fell.

The portfolio mix was little changed during the 12 months. I maintained the biggest portion of assets in investment-grade (high-quality) municipal bonds, complemented by a moderate amount in below-investment-grade issues, which pay comparatively higher interest. I gradually increased the level in the latter group to 22% by period-end, a strategy that helped shore up the portfolio's dividend in the face of falling rates.

The new fiscal year has just begun as I prepare this report in mid-December.

Although inflation may edge up in the months ahead, I doubt it will become a serious problem. If that's the case, I expect interest rates to stay in a comfortable range, allowing the portfolio to continue to provide a healthy, tax-free return.

Kurt Larson

Strategist Tax-Free Income Fund, Inc.

The Funds' long-term performance

How your $10,000 has grown in Strategist Tax-Free High Yield Fund


$12,000

                                                                    Strategist
                                                                  Tax-Free High
                                                                    Yield Fund
                                                                     $11,432

                                                       Lehman Brothers
                                                     Municipal Bond Index


$10,000

5/31/96    8/31/96     11/30/96     2/28/97    5/31/97     8/31/97     11/30/97

Average annual total return
(as of Nov. 30, 1997)

1 year     5 years    10 years
+8.26%     +6.60%     +8.10%


Assumes: Holding period from 5/31/96 to 11/30/97. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $1,029. Also see "Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Municipal Bond Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On May 13, 1996, IDS High Yield Tax-Exempt Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Tax-Free High Yield Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

Lehman Brothers Municipal Bond Index is an unmanaged index made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in the portfolio.

Strategist Tax-Free Income Fund, Inc.

Independent  auditors' report

The board and shareholders
Strategist Tax-Free Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Strategist Tax-Free High Yield Fund (a series of Strategist Tax-Free Income Fund, Inc.) as of November 30, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year ended November 30, 1997 and the period from May 13, 1996 (commencement of operations) to November 30, 1996. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Strategist Tax-Free High Yield Fund at November 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.




KPMG Peat Marwick LLP
Minneapolis, Minnesota
January 2, 1998

Financial statements
Statement of assets and liabilities
Strategist Tax-Free High Yield Fund
Nov. 30, 1997

Assets

Investment in Tax-Free High Yield Portfolio (Note 1)                 $775,649
Expense reimbursement receivable from AEFC                                105
Organizational costs (Note 1)                                           1,797
                                                                        -----
Total assets                                                          777,551
                                                                      =======

Liabilities

Dividends payable to shareholders                                         368
Accrued distribution fee                                                   10
Accrued transfer agency fee                                                 2
Accrued administrative services fees                                        2
Other accrued expenses                                                 42,792
                                                                       ------
Total liabilities                                                      43,174
                                                                       ------
Net assets applicable to outstanding capital stock                   $734,377
                                                                     ========
Represented by

Capital stock-- $.01 par value (Note 1)                              $  1,583
Additional paid-in capital                                            701,487
Undistributed net investment income                                       624
Accumulated net realized gain (loss) (Note 4)                          (7,107)
Unrealized appreciation (depreciation) on investments                  37,790
                                                                       ------
Total-- representing net assets applicable to
  outstanding capital stock                                          $734,377
                                                                     ========
Shares outstanding                                                    158,260
                                                                      -------
Net asset value per share of outstanding capital stock               $   4.64
                                                                     --------

See accompanying notes to financial statements.

Statement of operations
Strategist Tax-Free High Yield Fund
Year ended Nov. 30, 1997

Investment income
Income:
Interest                                                              $44,970
                                                                      -------
Expenses (Note 2):
Expenses allocated from Tax-Free High Yield Portfolio                   3,082
Distribution fee                                                        1,612
Transfer agency fee                                                       227
Administrative services fee and expenses                                  258
Postage                                                                 2,489
Registration fees                                                       6,234
Reports to shareholders                                                 1,568
Audit fees                                                              3,200
Other                                                                     414
                                                                          ---
Total expenses                                                         19,084
    Less expenses reimbursed by AEFC                                  (12,954)
                                                                      -------
Total net expenses                                                      6,130
                                                                        -----
Investment income (loss)-- net                                         38,840
                                                                       ------

Realized and unrealized gain (loss)-- net

Net realized gain (loss) on:
    Security transactions                                              (2,306)
    Financial futures contracts                                        (3,505)
                                                                       ------
Net realized gain (loss) on investments                                (5,811)
Net change in unrealized appreciation (depreciation) on investments    19,642
                                                                       ------
Net gain (loss) on investments                                         13,831
                                                                       ------
Net increase (decrease) in net assets resulting from operations       $52,671
                                                                      -------

See accompanying notes to financial statements.


Statements of changes in net assets
Strategist Tax-Free High Yield Fund
                                                               Year ended          For the period
                                                            Nov. 30, 1997       from May 13, 1996*
                                                                                 to Nov. 30, 1996
Operations and distributions
Investment income (loss) -- net                                  $ 38,840                $ 13,647
Net realized gain (loss) on investments                            (5,811)                 (1,260)
Net change in unrealized appreciation (depreciation)
    on investments                                                 19,642                  18,148
                                                                   ------                  ------
Net increase (decrease) in net assets resulting
    from operations                                                52,671                  30,535
                                                                   ------                  ------
Distributions to shareholders from:
    Net investment income                                         (39,320)                (13,647)
                                                                  -------                 -------
Capital share transactions (Note 3)
Proceeds from sales                                               188,471                 405,000
Reinvestment of distributions at net asset value                   39,737                  12,824
Payments for redemptions                                          (41,894)                     --
                                                                  -------                --------
Increase (decrease) in net assets from
    capital share transactions                                    186,314                 417,824
                                                                  -------                 -------
Total increase (decrease) in net assets                           199,665                 434,712
Net assets at beginning of period (Note 1)                        534,712                 100,000
                                                                  -------                 -------
Net assets at end of period                                      $734,377                $534,712
                                                                 ========                ========
Undistributed net investment income                              $    624                $    553
                                                                 --------                --------

*Commencement of operations.

See accompanying notes to financial statements.

Notes to financial statements

Strategist Tax-Free High Yield Fund

1. Summary of significant accounting policies

The Fund is a series of Strategist Tax-Free Income Fund, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 3 billion authorized shares of capital stock. On April 15, 1996, American Express Financial Corporation (AEFC) invested $100,000 in the Fund which represented 22,422 shares. Operations did not formally commence until May 13, 1996.

Investment  in Tax-Free  High Yield Portfolio

The Fund invests all of its net investable assets in the Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust, an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in medium- and lower-quality bonds and notes issued by or on behalf of state and local governmental units whose interest generally is exempt from federal income tax. The Portfolio also may invest in derivative instruments and money market instruments.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at Nov. 30, 1997 was 0.01%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

Organizational costs

The Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by AEFC representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $551 and accumulated net realized loss has been increased by $34 resulting in a net reclassification adjustment to decrease paid-in capital by $517.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

At Nov. 30, 1997, AEFC owned 98,951 shares of the Fund. At Nov. 30, 1997, American Express Company (the parent company of AEFC) owned 24,635 shares of the Fund.

2. Expenses and sales charges

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund entered into agreements with AEFC for providing administrative services and serving as transfer agent. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account of $25.

Under a Plan and Agreement of Distribution, the Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution related services.

A redemption fee of 0.5% is applied and retained by the Fund, if shares are redeemed or exchanged within 180 days of purchase.

AEFC and the Distributor have agreed to waive certain fees and to absorb other of the Fund's expenses until Dec. 31, 1998. Under this agreement, the Fund's total expenses will not exceed 0.95% of the Fund's average daily net assets.

3. Capital share transactions Transactions in shares of capital stock for the periods indicated are as follows:

                                                Year ended Nov. 30, 1997
Sold                                                     41,520
Issued for reinvested distributions                       8,740
Redemptions                                              (9,305)
Net increase (decrease)                                  40,955

                                               Period ended Nov. 30, 1996*
Sold                                                     92,032
Issued for reinvested distributions                       2,851
Net increase (decrease)                                  94,883

*Inception date was May 13, 1996.

4. Capital loss carryover
For federal income tax purposes, Tax-Free High Yield Fund had a capital loss carryover at Nov. 30, 1997 of $3,937 that if not offset by subsequent capital gains, will expire in 2004 through 2005. It is unlikely the board will authorize a distribution of any net realized capital gains for a fund until its available capital loss carryover has been offset or expires.


5. Financial highlights

The table below shows certain important information for evaluating the Fund's results.

Fiscal period ended Nov. 30,
Per share income and capital changesa

                                                          1997        1996b
Net asset value, beginning of period                     $4.56       $4.46

Income from investment operations:

Net investment income (loss)                               .28         .15

Net gains (both realized and unrealized)                   .08         .10

Total from investment operations                           .36         .25

Less distributions:

Dividends from net investment income                      (.28)       (.15)

Net asset value, end of period                           $4.64       $4.56

Ratios/supplemental data

Net assets, end of period (in thousands)                  $734        $535

Ratio of expenses to average daily net assetsc            .95%        .95%d

Ratio of net income (loss) to average daily net assets   6.02%       6.22%d

Portfolio turnover rate
(excluding short-term securities)                           4%          4%

Total return                                              8.3%        5.5%


a For a share outstanding throughout the period. Rounded to the nearest cent.

b Inception date was May 13, 1996.

c The Advisor and Distributor voluntarily limited total operating expenses to 0.95% of average daily net assets. Without this agreement, the ratio of expenses to average daily net assets would have been 2.96% and 24.16% for the periods ended 1997 and 1996, respectively.

d Adjusted to an annual basis.

Federal income tax information

Strategist Tax-Free High Yield Fund

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions.

Strategist Tax-Free Income Fund, Inc.
Fiscal period ended Nov. 30, 1997

Exempt-interest dividends -- taxable status explained below.
Payable date            Per share
Dec. 26, 1996           $0.02829
Jan. 29, 1997            0.02944
Feb. 26, 1997            0.02344
March 26, 1997           0.02087
April 28, 1997           0.02593
May 28, 1997             0.02207
June 26, 1997            0.02158
July 25, 1997            0.02170
Aug. 27, 1997            0.02382
Sept. 25, 1997           0.02144
Oct. 28, 1997            0.02366
Nov. 25, 1997            0.02006
Total                   $0.28230

Taxable dividend -- income distribution.

Payable date            Per share
Dec. 26, 1996           $0.00002
Total distributions     $0.28232

Federal taxation

Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation

Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

Source of income by state

Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 1997 are listed below.

Alabama             0.715%
Alaska              0.337
Arizona             0.935
Arkansas            0.067
California          7.728
Colorado            6.849
Florida             4.217
Georgia             2.305
Hawaii              0.359
Illinois            8.665
Indiana             2.351
Iowa                0.812
Kentucky            1.380
Louisiana           3.516
Maine               0.185
Maryland            0.632
Massachusetts       2.589
Michigan            3.762
Minnesota           3.883
Mississippi         0.923
Missouri            0.695
Montana             0.008
Nebraska            0.023
Nevada              0.689
New Hampshire       2.688
New Jersey          0.242
New Mexico          2.057
New York            8.664
North Carolina      3.729
North Dakota        0.435
Ohio                3.096
Oklahoma            1.396
Oregon              0.682
Pennsylvania        4.403
Puerto Rico         0.745
South Carolina      0.913
South Dakota        0.519
Tennessee           0.512
Texas               7.677
Utah                1.932
Virginia            0.619
Washington          3.386
Washington, DC      0.598
West Virginia       1.118
Wisconsin           0.655
Wyoming             0.309

Independent  auditors'  report

The board of trustees and unitholders
Tax-Free Income Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Tax-Free High Yield Portfolio (a series of Tax-Free Income Trust) as of November 30, 1997, the related statement of operations for the year then ended and the statements of changes in net assets for the year ended November 30, 1997 and for the period from May 13, 1996 (commencement of operations) to November 30, 1996. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Tax-Free High Yield Portfolio at November 30, 1997, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.




KPMG Peat Marwick LLP
Minneapolis, Minnesota
January 2, 1998

Financial statements
Statement of assets and liabilities
Tax-Free High Yield Portfolio
Nov. 30, 1997

Assets

Investments in securities, at value (Note 1)
   (identified cost $5,300,390,986)                           $5,863,084,228
Accrued interest receivable                                      111,433,801
Receivable for investment securities sold                         21,275,695
                                                                  ----------
Total assets                                                   5,995,793,724
                                                               =============

Liabilities

Disbursements in excess of cash on demand deposit                  1,536,388
Payable for investment securities purchased                        5,627,528
Accrued investment management services fee                           144,396
Other accrued expenses                                                85,917
                                                                      ------
Total liabilities                                                  7,394,229
                                                                   ---------
Net assets                                                    $5,988,399,495
                                                              ==============

See accompanying notes to financial statements.

Statement of operations
Tax-Free High Yield Portfolio
Year ended Nov. 30, 1997

Investment income

Income:
Interest                                                       $388,169,902
                                                               ------------
Expenses (Note 2):
Investment management services fee                               26,174,871
Compensation of board members                                        41,397
Custodian fees                                                      259,025
Audit fees                                                           35,000
Other                                                                88,467
                                                                     ------
Total expenses                                                   26,598,760
   Earnings credits on cash balances (Note 2)                       (28,106)
                                                                    -------
Total net expenses                                               26,570,654
                                                                 ----------
Investment income (loss) -- net                                 361,599,248
                                                                -----------

Realized and unrealized gain (loss) -- net

Net realized gain (loss) on:
   Security transactions (Note 3)                                  (640,186)
   Financial futures contracts                                  (33,565,567)
                                                                -----------
Net realized gain (loss) on investments                         (34,205,753)
Net change in unrealized appreciation (depreciation)
   on investments                                               137,325,053
                                                                -----------
Net gain (loss) on investments                                  103,119,300
                                                                -----------
Net increase (decrease) in net assets resulting
   from operations                                             $464,718,548
                                                               ------------

See accompanying notes to financial statements.


Statements of changes in net assets
Tax-Free High Yield Portfolio

                                                                   Year ended         For the period
                                                                Nov. 30, 1997      from May 13, 1996*
                                                                                    to Nov. 30, 1996
Operations
Investment income (loss) -- net                                $  361,599,248        $   214,101,176
Net realized gain (loss) on investments                           (34,205,753)             2,001,114
Net change in unrealized appreciation (depreciation)
   on investments                                                 137,325,053            142,421,758
                                                                  -----------            -----------
Net increase (decrease) in net assets resulting
   from operations                                                464,718,548            358,524,048
Net contributions (withdrawals) from partners                    (640,111,208)         5,805,168,107
                                                                 ------------          -------------
Total increase (decrease) in net assets                          (175,392,660)         6,163,692,155
Net assets at beginning of period (Note 1)                      6,163,792,155                100,000
                                                                -------------                -------
Net assets at end of period                                    $5,988,399,495         $6,163,792,155
                                                               ==============         ==============
*Commencement of operations.

See accompanying notes to financial statements.

Notes to financial statements

Tax-Free High Yield Portfolio

1. Summary of significant accounting policies

Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Tax-Free High Yield Portfolio invests primarily in medium- and lower-quality bonds and notes issued by or on behalf of state and local governmental units whose interest generally is exempt from federal income tax. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contributed $100,000 to the Portfolio. Operations did not formally commence until May 13, 1996, at which time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of  securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option  transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures  transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Illiquid securities

At Nov. 30, 1997, investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 1997 was $1,506,740 representing 0.03% of net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended Nov.30, 1997, the Portfolio's custodian fees were reduced by $28,106 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

3.  Securities  transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $225,875,994 and $632,283,656, respectively, for the year ended Nov. 30, 1997. For the same year, the portfolio turnover rate was 4%. Realized gains and losses are determined on an identified cost basis.

4. Interest rate futures contracts

At Nov. 30, 1997, investments in securities included securities valued at $31,605,000 that were pledged as collateral to cover initial margin deposits on 1,500 sale contracts. The market value of the open sale contracts at Nov. 30, 1997 was $183,421,875 with a net unrealized loss of $5,624,031. See Summary of significant accounting policies.

Investments in securities

Tax-Free High Yield Portfolio
Nov. 30, 1997

(Percentages  represent value of investments  compared to net assets)

Municipal bonds (95.5%)

Name of issuer and     Coupon   Maturity        Principal        Value(a)
title of issue (b,c,j)   rate       year           amount

Alabama  (0.5%)
Baldwin  County  Eastern Shore Health Care Authority
  Hospital Revenue Bonds Thomas
  Hospital Series 1991  8.50%       2016       $4,765,000     $ 5,455,163
Camden Industrial Development Board Solid Waste Disposal
  Revenue Bonds MacMillan Bloedel
  Series 1991A A.M.T.   7.75        2019        8,500,000       9,273,585
Marengo County Limited Obligation Capital Outlay
  Warrants Series 1988  8.50        2018        3,000,000       3,183,000
Mobile Industrial Development Board Solid Waste
  Refunding Revenue Bonds Mobile
  Energy Services       6.95        2020       11,250,000      12,335,062

Total                                                          30,246,810

Alaska (0.2%)
North Slope Borough General Obligation Bonds
  Series 1984B Zero Coupon
  (CGIC Insured)        7.05        2004        7,000,000(f)    5,150,880
North Slope Borough General Obligation Bonds
  Series 1984B Zero Coupon
  (CGIC Insured)        7.15        2005        7,000,000(f)    4,880,260

Total                                                          10,031,140

Arizona (1.0%)
Chandler Industrial Development Authority
  Beverly Enterprises
  Series 1994           7.625       2008        2,750,000       2,876,225
Maricopa County Hospital System Revenue Bonds
  Samaritan Health Services
  Series 1981           12.00       2008          255,000         401,837
Maricopa County Industrial Development Authority
  Multi-family Housing Revenue Bonds
  Series B               7.375      2026        2,320,000       2,385,842
Maricopa County Industrial Development Authority
  Senior Living Facilities Revenue Bonds
  Series 1997A          7.875       2027       15,000,000      15,623,550
Maricopa County Pollution Control Refunding
  Revenue Bonds Palo Verde
  Public Service        6.375       2023        3,500,000       3,658,760
Navajo Industrial Development Authority Revenue Bonds
  Stone Container Corporation
  Series 1997 A.M.T.    7.20        2027        3,000,000       3,300,690
Phoenix Civic Improvement Waste Water System
  Lease Refunding
  Revenue Bonds         5.00        2018        5,000,000       4,831,350
Phoenix Industrial Development Authority
  Refunding Revenue Bonds Christian
  Care Apartments       6.50        2026        9,525,000      10,085,165
Pima County Industrial Development Authority
  Multi-family Housing Revenue Bonds
  Las Villas De Kino Apartments
  Series 1997 A.M.T.    6.90        2029        7,000,000       7,054,880
Pima County Industrial Development Authority
  Revenue Bonds LaPosada Park Centre
  Series 1996A          7.00        2027        5,750,000       5,971,662
Scottsdale Industrial Development Authority
  Beverly Enterprises
  Series 1994           7.625       2008        3,035,000       3,174,306

Total                                                          59,364,267

Arkansas (0.1%)
Pope County Solid Waste Disposal Revenue Bonds
  Arkansas Power & Light
  Series 1991 A.M.T.    8.00        2021        3,250,000       3,578,023

California (8.3%)
ABAG Financial Authority for Nonprofit Corporations
  International Schools Certificate of Participation
  Series 1996           7.375       2026        8,000,000       8,195,120
Community Development Authority Health Facilities
  Unihealth America Certificate of Participation
  Series 1993 Inverse Floater
  (AMBAC Insured)       7.47        2011       22,400,000(d)   25,452,000
East Bay Municipal Utility District Water Revenue Bonds
  Series 1993 Inverse Floater
  (MBIA Insured)        6.22        2008       15,500,000(d)   16,313,750
Foothill Eastern Transportation Corridor Agency
  Toll Road Revenue Bonds
  Series 1995A          5.00        2035         41,070,000    37,652,155
Fresno Health Facility Refunding Revenue Bonds
  Holy Cross Health System
  (MBIA Insured)        5.625       2013          3,000,000     3,106,470
Irwindale Redevelopment Agency Subordinate Lein
  Tax Allocation Bonds  7.05        2026          5,750,000     6,321,838
Lake Elsinore Public Financing Authority
  Local Agency Revenue Bonds
  Series 1997F          7.10        2020         12,000,000    12,802,440
Los Angeles County Certificate
  of Participation      6.71        2015         20,000,000    21,132,000
Los Angeles International Airport Regional Airports
  Improvement Corporation Refunding Revenue Bonds
  Delta Airlines        6.35        2025         13,000,000    14,023,490
Los Angeles International Airport Regional Airports
  Improvement Corporation Refunding Revenue Bonds
  United Airlines
  Series 1984           8.80        2021         11,650,000    13,158,325
Los Angeles Water & Power Electric Plant
  Refunding Revenue Bonds
  Series 1992           6.375       2020         10,000,000    10,744,800
Millbrae Residential Facility Revenue Bonds
  Magnolia of Millbrae Series
  1997A A.M.T.          7.375       2027          2,500,000     2,512,100
Modesto Santa Clara Redding Public Power Bonds
  San Juan Series C
  (AMBAC Insured)       5.50        2021          4,500,000     4,500,000
Northern California Power Agency Geothermal 3
  Revenue Bonds         5.00        2009         49,635,000    49,417,102
Novato Community Facility District 1 Vintage Oaks
  Public Improvement Special Tax
  Refunding Bonds       7.25        2021          5,000,000     5,426,600
Oceanside Certificate of Participation Refunding Bonds
  Oceanside Civic Center
  (MBIA Insured)        5.25        2019          7,000,000     6,883,800
Orange County Special Tax Community Facilities Bonds
  Aliso Veijo District 88-1
  Series 1992A          7.35        2018          6,000,000     6,901,560
Pleasanton Joint Powers Financing Authority Reassessment
  Revenue Bonds
  Series 1993A          6.15        2012          4,640,000     4,927,216
Regional Airports Improvement Facilities Sublease
  Revenue Bonds Continental Airlines Los Angeles
  International Airport
  Series 1988 A.M.T.    9.00        2008-17      12,100,000    12,628,261
Sacramento Cogeneration Authority Revenue Bonds
  Proctor & Gamble
  Series 1995           6.50        2014-21      11,800,000    12,753,178
Sacramento Municipal Utility District Electric
  Refunding Revenue Bonds Series 1993D
  Inverse Floater
  (FSA Insured)         6.47        2005         15,800,000(d) 17,241,750
Sacramento Municipal Utility District Electric
  Refunding Revenue Bonds Series 1993D
  Inverse Floater
  (FSA Insured)         6.67        2006         16,400,000(d) 17,896,500
Sacramento Municipal Utility District Electric
  Refunding Revenue Bonds Series 1993D
  Inverse Floater
  (MBIA Insured)        7.12        2015         15,000,000(d) 15,600,000
Sacramento Power Authority Cogeneration Revenue Bonds
  Campbell Soup
  Series 1995           6.00        2022         25,000,000    26,032,750
San Joaquin Hills Orange County Transportation
  Corridor Agency Senior Lien Toll Road
  Revenue Bonds         6.75        2032         14,785,000    16,605,181
San Joaquin Hills Transportation Corridor Agency
  Capital Appreciation Toll Road Refunding Revenue Bonds
  Zero Coupon Series 1997A
  (MBIA Insured)        5.63        2024-25      54,375,000(f) 12,773,681
San Joaquin Hills Transportation Corridor Agency
  Capital Appreciation Toll Road Refunding Revenue Bonds
  Zero Coupon Series 1997A
  (MBIA Insured)        5.65        2026-27      36,670,000(f)  7,979,860
San Joaquin Hills Transportation Corridor Agency
  Capital Appreciation Toll Road Refunding Revenue Bonds
  Zero Coupon Series 1997A
  (MBIA Insured)        5.67        2028          7,000,000(f)  1,379,840
San Joaquin Hills Transportation Corridor Agency
  Senior Lien Toll Road Revenue Bonds Zero Coupon
  Escrowed to Maturity  5.35        2017         34,860,000(f) 12,817,325
San Jose Redevelopment Agency Merged Area Tax
  Allocation Bonds Series 1993 Inverse Floater
  (MBIA Insured)        6.61        2014         33,600,000(d) 34,062,000
San Marcos Public Facility Authority
  Refunding Revenue Bonds
  Civic Center Public Improvement
  Series A              6.20        2022         12,300,000    12,608,853
Sierra Unified School District Fresno County
  Certificate of Participation Capital Financing
  Refunding Bonds
  Series 1993           6.125       2018          6,470,000     6,652,713
Southern California Public Power Authority
  Power Revenue Bonds Palo Verde
  Series 1993 Inverse Floater
  (FGIC Insured)        6.62        2017         20,000,000(d) 20,625,000
South Tahoe Joint Power Financing Authority
  Refunding Revenue Bonds South Tahoe Area 1
  Series 1995B          6.00        2028          9,900,000    10,188,090
Ukiah Unified School District Mendocino County
  Certificate of Participation
  Series 1993           6.00        2010          5,000,000     5,190,400
University of California Refunding Revenue Bonds
  Multiple Purpose Project
  (AMBAC Insured)       5.25        2016          6,000,000     6,003,300

Total                                                         498,509,448

Colorado (6.6%)
Arapahoe County Capital Improvement Trust Fund
  E-470 Highway
  Revenue Bonds         7.00        2026         22,000,000    26,064,500
Arapahoe County Industrial Development Revenue Bonds
  Dillion Real
  Estate-Kroger         8.00        2009          4,000,000     4,566,360
Aurora Centretech Metropolitan District
  Arapahoe County
  Series 1987B          6.00        2023          5,699,785     4,907,743
Bowles Metropolitan District General Obligation Bonds
  Series 1995           7.75        2015         16,000,000    16,896,640
Briargate Public Building Authority
  Landowner Assessment Lien Bonds
  Series 1985A          10.25       2000        4,333,690(e)    3,683,636
Castle Rock Ranch Public Facility Improvement
  Revenue Bonds
  Series 1996           6.25        2017         10,000,000    11,229,300
Colorado Health Facility Authority Hospital Improvement
  Refunding Revenue Bonds
  Parkview Episcopal Medical Center
  Series 1995           6.125       2025          7,000,000     7,246,050
Colorado Health Facility Authority Revenue Bonds
  Liberty Heights Zero Coupon
  Escrowed to Maturity  7.50        2022         81,465,000(f) 21,511,648
Colorado Springs Hospital Revenue Bonds
  Memorial Hospital
  Series 1990           7.875       2010          5,000,000     5,524,800
Colorado Springs Stetson Hills Public Building Authority
  Landowner Assessment Lien Bonds
  Series 1988A          9.75        2008          2,869,110(e)     86,073
Colorado Springs Utilities System
  Refunding Revenue Bonds
  Series 1991C          6.50        2015         24,895,000    27,101,195
Colorado Springs Utilities System
  Refunding Revenue Bonds
  Series 1991C          6.75        2021         30,000,000    33,121,747
Colorado Springs Utilities System
  Pre-Refunded Revenue Bonds
  Series 1991C          6.50        2015          1,505,000     1,655,109
Denver City & County Airport Systems Revenue Bonds
  Series 1991A A.M.T.   8.75        2023         10,000,000    11,619,200
Denver City & County Airport Systems Revenue Bonds
  Series 1991D A.M.T.   7.75        2021          8,650,000     9,707,636
Denver City & County Airport Systems Revenue Bonds
  Series 1992A          7.25        2025         20,975,000    24,002,741
Denver City & County Airport Systems Revenue Bonds
  Series 1992B A.M.T.   7.25        2023         20,500,000    22,835,360
Denver City & County Airport Systems Revenue Bonds
  Series 1994A          7.50        2012          5,000,000     5,777,050
Denver City & County Airport Systems Revenue Bonds
  Series 1994A A.M.T.   7.50        2023         19,340,000    22,316,233
Denver City & County GVR Metropolitan District
  General Obligation Refunding Bonds
  Series 1991           8.00        2006          1,385,000     1,729,103
Denver City & County GVR Metropolitan District
  General Obligation Refunding Bonds
  Series 1995B          11.00       2006            730,000       711,750
Denver Special Facility Airport Revenue Bonds
  United Air Lines
  Series A A.M.T.       6.875       2032         25,400,000    27,674,316
Denver Urban Renewal Authority Tax Increment
  Revenue Bonds Downtown Denver Redevelopment
  Adams Mark Hotel
  Series 1989 A.M.T.    8.00     2015-17         20,000,000    22,336,000
Denver Urban Renewal Authority Tax Increment
  Revenue Bonds South Broadway Montgomery Ward
  Urban Renewal
  Series 1992           8.50        2016         14,015,000    15,518,810
Denver West Metropolitan District
  General Obligation Bonds
  Series 1996           6.50        2016          2,560,000     2,690,637
Denver West Metropolitan District General Obligation
  Refunding Improvement Bonds
  Series 1995           7.00        2014          4,230,000     4,609,431
Hotchkiss Industrial Development Revenue Bonds
  Dillion Real
  Estate-Kroger         8.00        2009          1,500,000     1,712,385
Housing Finance Authority Single Family Program
  Senior Bonds Series 1991B
  (FGIC Insured)        7.25        2011          2,580,000     2,723,654
Housing Finance Authority Single Family Program
  Senior Bonds Series 1991B
  (FGIC Insured)        7.30        2018          2,340,000     2,459,714
Lowry Economic Redevelopment Authority
  Revenue Bonds
  Series 1996           7.50        2010         19,000,000    19,659,490
Saddle Rock Metropolitan District  Limited Tax
  General Obligation Bonds
  Series 1997           7.63        2016          5,590,000     5,841,662
Superior Metropolitan District 2 Limited Tax
  General Obligation Refunding Bonds
  MDC Holdings
  Series 1994B          7.50        1998          1,900,000     1,944,612
Superior Metropolitan District 2 Limited Tax
  General Obligation Refunding Bonds
  MDC Holdings
  Series 1994B          8.25        2013          2,580,000     2,872,056
Superior Metropolitan District 2 Limited Tax
  General Obligation Refunding Bonds
  MDC Holdings
  Series 1994B          8.50        2013         12,000,000    13,417,320
Thornton Industrial Development Revenue Bonds
  Dillion Real
  Estate-Kroger         8.00        2009          4,500,000(h)  4,500,000
Westminster Industrial Development Revenue Bonds
  Dillion Real
  Estate-Kroger         8.00        2009          3,500,000     3,995,565

Total                                                         394,249,526

District of Columbia (0.7%)
General Obligation Refunding Bonds Series 1994A
  (MBIA Insured)        6.00        2010         27,875,000    29,727,851
General Obligation Refunding Bonds Series 1994A
  (MBIA Insured)        6.10        2011          7,580,000     8,109,766
Housing Finance Agency Multi-family Mortgage
  Revenue Bonds Temple Courts Section 8
  Series 1985
  (FHA Insured)         12.00       2022          1,315,000     1,574,384

Total                                                          39,412,001

Florida (4.1%)
Arbor Greene Community Development District
  Special Assessment Revenue Bonds
  Series 1996           7.60        2018          5,000,000     5,364,500
Broward County Airport System Revenue Bonds
  Series 1989B A.M.T.   7.625       2013         15,000,000    15,761,700
Charlotte County Development Authority 1st Mortgage
  Refunding Revenue Bonds
  Royal Palm Retirement Centre
  Series 1991           9.50        2014          4,050,000     4,362,012
Crossings at Fleming Island Community Development
  District Special Assessment Bonds
  Series 1995           8.25        2016         10,200,000    11,188,074
Crossings at Fleming Island Community Development
  District Utility Revenue Bonds
  Series 1994           7.375       2019         13,535,000    14,243,557
Department of Transportation Turnpike Revenue Bonds
  Series 1991A
  (AMBAC Insured)       6.25        2020         20,000,000    21,202,200
Gateway Centre Development District Pinellas County
  Special Assessment Revenue Bonds
  Series 1988           9.125       2009          1,350,000     1,395,832
Grand Haven Community Development District
  Special Assessment Bonds Flagler County
  Series 1997A          6.30        2002          5,600,000     5,722,864
Grand Haven Community Development District
  Special Assessment Revenue Bonds
  Series 1997B          6.90        2019          1,000,000     1,024,350
Hillsborough County Utility Refunding Revenue Bonds
  Series 1991A          7.00        2014         24,000,000    26,146,680
Hillsborough County Utility Refunding Revenue Bonds
  Series 1991A
  (MBIA Insured)        6.50        2016         24,760,000    26,838,602
Jacksonville Electric Authority St. John's River Power
  Park System Revenue Bonds
  Series 1989           6.00        2015         10,300,000    10,547,406
Jacksonville Health Facilities Authority Hospital
  Refunding Revenue Bonds Riverside Hospital
  Series 1989           7.625       2013          1,600,000     1,729,232
Lakewood Ranch Community Development District 1
  Special Assessment Bonds
  Series 1994           8.25        2014          5,190,000     5,636,548
Lee County Industrial Development Authority
  Industrial Development Revenue Bonds Gulf Utility
  Series 1988A A.M.T.   9.625       2018          5,545,000     5,933,760
Lee County Industrial Development Authority
  Industrial Development Revenue Bonds Gulf Utility
  Series 1988B A.M.T.   9.50        2020          3,915,000     4,415,533
Miami Health Facility Authorization Revenue Bonds
  Inverse Floater
  (AMBAC Insured)       6.57        2015          3,500,000(d)  3,473,750
North Springs Improvement Special Assessment
  District Revenue Bonds Heron Bay
  Series 1997           7.00        2019          3,000,000     3,036,510
North Springs Improvement Special Assessment
  District Revenue Bonds Parkland Isles
  Series 1997B          6.25        2005          3,000,000     3,015,000
Palm Beach County Health Facilities Authority Hospital
  Revenue Bonds Good Samaritan Health
  Series 1993           6.30        2022          3,750,000     3,982,800
Polk County Industrial Development Authority 1st Mortgage
  Refunding Revenue Bonds
  Spring Haven II       8.75        2014          6,115,000     6,672,015
Port Everglades Port Authority Revenue Bonds
  Junior Lien           5.00        2016         18,635,000    18,299,943
Riverwood Community Development District
  Charlotte County Special Assessment
  Revenue Bonds Zero Coupon
  Series 1992A-B        8.50        2012          5,850,000(f)  6,301,503
Sumter County Industrial Development Authority
  Industrial Development Reveue Bonds
  Little Sumter Utility Company
  Series 1997 A.M.T.    7.25        2027          4,200,000     4,232,424
Sumter County Village Community Development
  District 1 Capital Improvement Revenue Bonds
  Series 1992           8.40        2012          1,360,000     1,458,872
Sunrise Utility System Refunding & Improvement
  Revenue Bonds         10.75       2018          5,000,000     5,868,100
Village Center Community Development District 2
  Lake County Recreational Revenue Bonds
  Anticipation Notes
  Series 1996           6.50        2000          6,155,000     6,189,530
Village Center Community District Recreational
  Revenue Bonds
  Series 1996B          8.25        2017          2,885,000     3,116,002
Village Community Development District 2
  Special Assessment District Revenue Bonds
  Series 1996           7.625       2017          5,875,000     6,237,017
 Volusia County Industrial Development Authority
  1st Mortgage Refunding Revenue Bonds
  Series 1996           7.625       2026         10,925,000    11,490,697

Total                                                         244,887,013

Georgia (2.0%)
Atlanta Special Purpose Facility Revenue Bonds
  Delta Air Lines
  Series 1989B A.M.T.   6.25        2019          8,685,000     8,800,597
Atlanta Special Purpose Facility Revenue Bonds
  Delta Air Lines
  Series 1989B A.M.T.   7.90        2018         13,500,000    14,513,310
Colquitt County Development Authority Revenue Bonds
  Zero Coupon Escrowed
  to Maturity           6.87        2021         46,350,000(f) 12,657,722
Effingham County Pollution Control Revenue Bonds
  Fort Howard
  Series 1988           7.90        2005         19,850,000    21,368,128
Fulco Hospital Authority Revenue Anticipation Certificate
  Georgia Baptist Health Care Systems
  Series 1992A          6.375       2022         20,300,000    22,360,450
Municipal Electric Authority Power Refunding Bonds
  Series 1989R          6.00        2014          9,130,000     9,190,623
Municipal Electric Authority Power Revenue Bonds
  Series L              5.00        2020          1,150,000     1,086,761
Rockdale County Development Authority Solid Waste
  Disposal Revenue Bonds Visy Paper
  Series 1993 A.M.T.    7.50        2026         10,000,000    10,794,600
Savannah Georgia Economic Development Authority
  Revenue Bonds Zero Coupon Escrowed
  to Maturity           6.87        2021         64,220,000(f) 17,537,840

Total                                                         118,310,031

Hawaii (0.4%)
City & County of Honolulu Refunding & Improvement
  General Obligation Bonds Series 1993B
  Inverse Floater       6.48        2006         10,000,000(d) 10,912,500
City & County of Honolulu Refunding & Improvement
  General Obligation Bonds Series 1993B
  Inverse Floater       6.78        2008         10,000,000(d) 11,062,500

Total                                                          21,975,000

Illinois (7.6%)
Bradley Kankakee County Tax Increment
  Refunding Revenue Bonds
  Series 1993           8.40        2012          5,800,000     6,558,060
Broadview Cook County Senior Lien Tax Increment
  Revenue Bonds
  Series 1993           8.25        2013         11,705,000    13,239,526
Chicago General Obligation Refunding Bonds
  Series 1995A
  (AMBAC Insured)       5.50        2018         20,000,000    20,539,800
Chicago General Obligation Bonds Series 1991
  (AMBAC Insured)       6.00        2016          6,170,000     6,463,877
Chicago General Obligation Bonds Series 1994A
  (AMBAC Insured)       5.875       2022         17,850,000    18,452,437
Chicago O'Hare International Airport General Airport
  Revenue Bonds
  Series 1990A A.M.T.   6.00        2018         29,000,000    29,523,160
Chicago O'Hare International Airport General Airport
  Revenue Bonds
  Series 1990A A.M.T.   7.50        2016         21,000,000    22,590,750
Chicago O'Hare International Airport General Airport
  Refunding Revenue Bonds
  Series 1993A          5.00        2016         14,450,000    13,900,033
Chicago O'Hare International Airport
  Special Revenue Facility Bonds Delta Airlines
  Series 1992           6.45        2018         10,000,000    10,541,000
 Chicago O'Hare International Airport
  Special Revenue Facility Bonds United Airlines
  Series C              8.20        2018         22,780,000    24,498,979
Chicago O'Hare International Airport Terminal
  Special Revenue
  Bonds A.M.T.          7.50        2017         32,250,000    34,525,238
Chicago O'Hare International Airport Terminal
  Special Revenue Bonds
  (FGIC Insured) A.M.T. 7.875       2025         17,750,000    19,474,767
Chicago Ridge Special Service Area 1 Unlimited
  Ad Valorem Tax Bonds
  Series 1990           9.00        2008          2,700,000     2,946,321
Chicago Wastewater Transmission Revenue Bonds
  Series 1994
  (MBIA Insured)        6.375       2024         22,500,000    24,505,650
Cook County Bedford Park Senior Lien Tax Increment
  Revenue Bonds Mark IV
  Series 1992           9.75        2012          1,740,000     2,130,334
Cook County Bedford Park Senior Lien Tax Increment
  Revenue Bonds         7.00        2006          1,175,000     1,247,392
Cook County Bedford Park Senior Lien Tax Increment
  Revenue Bonds         7.375       2012          1,700,000     1,798,413
Development Finance Authority Lifecare Revenue Bonds
  Presbyterian Homes
  Series 1996B          6.40        2031          6,700,000     7,257,708
Development Finance Authority Pollution Control
  Refunding Revenue Bonds Central Illinois
  Public Service
  Series 1993B-2        5.90        2028          2,500,000     2,582,525
Development Finance Authority Pollution Control
  Refunding Revenue Bonds Commonwealth Edison
  Series 1994           5.70        2009          2,000,000     2,134,120
Development Finance Authority Pollution Control
  Refunding Revenue Bonds Commonwealth Edison
  Series 1994           5.85        2014          4,500,000     4,788,990
Development Finance Authority Pollution Control
  Refunding Revenue Bonds Illinois Power
  Series 1991A          7.375       2021         19,250,000    22,183,508
Development Finance Authority Retirement Housing
  Revenue Bonds Zero Coupon
  Escrowed to Maturity  7.75        2020         68,000,000(f) 19,841,720
DuPage County Tax Increment Revenue Bonds
  Series 1997           7.875       2017          4,690,000     5,085,461
Educational Facilities Authority Refunding Revenue Bonds
  Loyola University of Chicago Series 1993
  Inverse Floater
  (FGIC Insured)        7.22        2012         11,000,000(d) 11,893,750
Educational Facilities Authority Refunding Revenue Bonds
  Lewis University
  Series 1996           6.125       2026          8,780,000     9,070,706
Granite City Madison County Hospital
  Refunding Revenue Bonds St. Elizabeth Medical Center
  Series 1989A          8.125       2008          3,315,000     3,487,712
Health Facilities Authority Refunding Revenue Bonds
  Edwards Hospital
  Series 1993A          6.00        2019          6,350,000     6,493,827
Health Facilities Authority Refunding Revenue Bonds
  Morris Hospital       6.125       2023          3,005,000     3,092,025
Health Facilities Authority Refunding Revenue Bonds
  Masonic Medical Center
  Series 1993           5.50        2019          2,000,000     1,979,780
Health Facilities Authority Refunding Revenue Bonds
  University of Chicago Series 1993 Inverse Floater
  (MBIA Insured)        7.37        2014         10,000,000(d) 10,700,000
Health Facilities Authority Revenue Bonds
  Sarah Bush Lincoln Health Center
  Series 1996B          5.75        2022          2,915,000     2,926,660
Health Facility Authority Revenue Bonds
  Delnore Community Hospital
  Series 1989           8.00        2019          7,000,000     7,523,110
Health Facility Authority Revenue Bonds
  Sarah Bush Lincoln Health Center
  Series 1992           7.25        2012-22       4,000,000     4,533,720
Health Facility Authority Revenue Bonds
  South Suburban Hospital
  Series 1992           7.00        2009-18       9,000,000    10,409,610
Hodgkins General Obligation Tax Increment Bonds
  Series 1991           9.50        2009         12,200,000    14,785,674
Hodgkins General Tax Increment Bonds
  Series 1995A          7.625       2013          9,000,000     9,865,710
Lakemoor Special Tax Revenue Bonds
  Series 1997           7.80        2027          9,000,000     9,487,890
Lansing Tax Increment Refunding Revenue Bonds
  Landings Redevelopment Area Limited Sales
  Tax Pledge Series 19927.00        2008         10,000,000    11,129,600
Marion General Obligation Hospital Alternate
  Revenue Source Bonds
  Series 1991           7.50        2016          3,800,000     4,304,412
Metropolitan Pier & Exposition Authority
  Dedicated State Tax Refunding Revenue Bonds
  McCormick Place Zero Coupon
  (FGIC Insured)        6.37        2019          6,000,000(f)  1,891,440
Metropolitan Pier & Exposition Authority
  Dedicated State Tax Refunding Revenue Bonds
  McCormick Place Zero Coupon
  (MBIA Insured)        6.61        2017         11,210,000(f)  3,948,610
Metropolitan Pier & Exposition Authority
  Sales Tax & Miscellaneous Tax Revenue
  Capital Appreciation Refunding Bonds
  Zero Coupon Series 1996A
  (MBIA Insured)        6.05        2022         16,225,000(f)  4,261,009
Regional Transportation Authority General
  Obligation Bonds Counties of Cook, Dupage, Kane, Lake
  McHenry & Will Series 1992A
  (AMBAC Insured)       6.125       2022          7,200,000     7,502,688
Tinley Park Cook & Will Counties Limited Sales Tax
  Revenue Bonds
  Series 1988           10.25       1999            895,000(e)    340,100
Tinley Park Cook & Will Counties Unlimited Ad Valorem
  Tax Bonds of
  Special Service       10.65       1997-07       1,275,000     1,134,750

Total                                                         457,572,552

Indiana (2.0%)
Brazil 1st Mortgage Revenue Bonds Hoosier Care II
  Series 1990           10.375      2020          4,165,000     4,507,113
Carmel Retirement Rental Housing Refunding
  Revenue Bonds Beverly Enterprises
  Series 1992           8.75        2008          6,785,000     7,702,536
Development Finance Authority Environmental
  Improvement Refunding Revenue Bonds USX Corporation
  Series 1996           6.25        2030          2,000,000     2,109,840
East Chicago Elementary School Building Lake County
  1st Mortgage Refunding Bonds
  Series 1996           6.25        2016          8,000,000     8,691,440
Hanover 1st Mortgage Revenue Bonds Hoosier Care II
  Series 1990           10.375      2020          6,815,000     7,374,784
Health Facility Authority Hospital Revenue Bonds
  Community Hospital of Anderson
  Series 1993           6.00        2023         10,000,000    10,195,700
Health Facility Authority Hospital Revenue Bonds
  Union Hospital Series 1993
  (MBIA Insured)        5.125       2018         10,000,000     9,634,200
Health Facility Finance Authority Hospital Revenue Bonds
  Hancock Memorial
  Series 1996           6.125       2017          2,295,000     2,377,941
Kokomo Hospital Authority Hospital Refunding
  Revenue Bonds St. Joseph's Hospital
  Series 1988A          8.75        2013          5,000,000     5,264,950
La Porte County Hospital Authority Hospital Refunding
  Revenue Bonds La Porte Hospital
  Series 1993           6.00        2023          2,990,000     3,056,647
La Porte County Hospital Authority Hospital Refunding
  Revenue Bonds La Porte Hospital
  Series 1993           6.25        2012          5,070,000     5,273,003
Lawrenceburg Pollution Control Refunding Revenue Bonds
  Methodist Hospital
  Series 1989           6.50        2008-13      19,670,000    21,666,789
Municipal Power Agency Power Supply System
  Refunding
  Revenue Bonds         5.75        2018          6,470,000     6,472,717
Rockport Pollution Control Refunding Revenue Bonds
  Indiana Michigan Electric
  Series B              7.60        2016          5,500,000     6,001,600
St. Joseph County Hospital Facility Revenue Bonds
  Memorial Hospital of
  South Bend            9.40        2010          1,930,000     2,499,755
Vincennes Economic Development
  Revenue Bonds Southwest Indiana
  Regional Youth Village Facility
  Series 1993           8.50        2024         16,575,000    17,705,581

Total                                                         120,534,596

Iowa (0.7%)
Iowa City Refunding Revenue Bonds Mercy Hospital
  Series 1986           6.00        2012          6,300,000     6,324,633
Keokuk Hospital Facilities Refunding Revenue Bonds
  Keokuk Area Hospital
  Series 1991           7.625       2021          5,350,000     5,805,820
Muscatine Electric Refunding Revenue Bonds
  Series 1986           5.00        2007-08       7,350,000     7,349,786
Muscatine Electric Refunding Revenue Bonds
  Series 1986           6.00        2005-06      22,175,000    22,202,053

Total                                                          41,682,292

Kentucky (1.3%)
Development Finance Authority Hospital Facility
  Revenue Bonds St. Luke Hospital
  Series 1989B          6.00        2019         22,695,000    23,073,326
Development Finance Authority Medical Center
  Refunding Revenue Improvement Bonds
  Ashland Hospital
  Series 1987           9.75        2011          4,000,000     4,117,784
Economic Development Finance Authority Hospital
  Refunding Revenue & Improvement Bonds
  Appalachian Regional Hospital
  Series 1997           5.875       2022          2,000,000     2,014,660
Louisville Airport Lease Revenue Bonds
  Series 1989A A.M.T.   7.875       2019          4,000,000     4,282,200
Louisville & Jefferson County Riverport Authority
  Mortgage Revenue Bonds
  Series 1986 A.M.T.    7.875       2016          7,185,000     7,391,425
McCracken County Revenue Bonds
  Lourdes Hospital      6.00        2012          8,300,000     8,320,916
Muhlenberg County Hospital Refunding Revenue Bonds
  Muhlenberg Community Hospital
  Series 1988           9.50        2010          3,920,000     4,138,854
Muhlenberg County Hospital Refunding Revenue Bonds
  Muhlenberg Community Hospital
  Series 1996           6.75        2010          9,565,000     9,937,461
Turnpike Authority Economic Road Development
  Refunding Revenue Bonds Series 1993 Inverse Floater
  (AMBAC Insured)       7.189       2012         15,000,000(d) 15,993,750

Total                                                          79,270,376

Louisiana (3.2%)
Calcasieu Parish Industrial Development Pollution Control
  Refunding Revenue Bonds Gulf State Utilities
  Series 1992           6.75        2012         10,500,000    11,243,715
Energy & Power Authority Refunding Revenue Bonds
  Rodemacher Unit 2 Series 1991
  (FGIC Insured)        6.00        2013         28,000,000    28,678,720
Hodge Village Combined Utility System Revenue Bonds
  Stone Container
  Series 1990 A.M.T.    9.00        2010         23,000,000    25,051,370
New Orleans Audubon Park Commission Aquarium
  Revenue Bonds
  Series 1992A          8.00        2012          7,100,000     8,220,167
Public Facilities Authority Revenue Bonds
  Glen Retirement Systems
  Series 1995           6.50        2015          1,000,000     1,061,160
Public Facilities Authority Revenue Bonds
  Glen Retirement Systems
  Series 1995           6.70        2025          1,500,000     1,608,465
Public Facilities Authority Revenue Bonds
  Windsor Multi-family Housing Foundation
  Series 1996A          6.25        2026          9,570,000     8,265,035
St. Charles Parish Pollution Control Revenue Bonds
  Louisiana Power & Light
  Series 1984           8.25        2014         28,600,000    30,841,954
St. Charles Parish Pollution Control Revenue Bonds
  Louisiana Power & Light
  Series 1991 A.M.T.    7.50        2021         20,700,000    22,738,122
St. Charles Parish Pollution Control Revenue Bonds
  Louisiana Power & Light
  2nd Series 1984       8.00        2014         29,155,000    31,756,209
Southern Louisiana Port Commission Terminal
  Refunding Revenue Bonds Gatx Terminal
  Series 1993           7.00        2023         13,180,000    14,321,124
West Feliciana Parish Demand Pollution Control
  Revenue Bonds Gulf State Utilities
  Series 1985B          9.00        2015          6,000,000     6,717,480

Total                                                         190,503,521

Maine (0.1%)
Finance Authority Multi-family Housing Revenue
  Obligation Securities Huntington Common
  Series 1997A          7.50        2027          5,000,000     4,993,200
Health & Higher Educational Facilities Authority
  Revenue Bonds St. Mary's Hospital
  Series 1989           8.625       2022          3,500,000     3,802,540

Total                                                           8,795,740

Maryland (0.7%)
Frederick County Economic Refunding Revenue Bonds
  Alumax Series 1992    7.25        2017          9,880,000    10,648,368
Harford County Industrial Development Revenue Bonds
  Dorsey                8.00        2005            500,000       502,460
Prince George's County Hospital Revenue Bonds
  Dimensions Health
  Series 1992           7.00        2022          7,000,000     7,888,440
Prince George's County Hospital Revenue Bonds
  Dimensions Health
  Series 1992           7.25        2017         11,400,000    12,964,422
State Transportation Authority Facility Revenue Bonds
  Zero Coupon Series 1992 Capital Appreciation
  (FGIC Insured)        6.33        2010-11       9,700,000(f)  4,999,532
State Transportation Authority Facility Revenue Bonds
  Zero Coupon Series 1992
  (FGIC Insured)        6.35        2012          5,000,000(f)  2,391,100

Total                                                          39,394,322

Massachusetts (2.6%)
Bay Transportation Authority Refunding Revenue Bonds
  Series 1994A
  (MBIA Insured)        6.00        2012          8,000,000     8,471,280
Greater Lawrence Sanitary District North Andover
  General Obligation
  Bonds                 8.50        2005          3,255,000     3,371,757
Health & Educational Facilities Authority Revenue Bonds
  Berkshire Health Systems
  Series C              5.90        2011          2,000,000     2,032,720
Health & Educational Facilities Authority Revenue Bonds
  Berkshire Health Systems
  Series C              6.00        2020          4,000,000     4,078,440
Health & Educational Facilities Authority Revenue Bonds
  Beverly Hospital Inverse Floater
  (MBIA Insured)        7.37        2020          8,000,000(d)  8,360,000
Health & Educational Facilities Authority Revenue Bonds
  Charlton Memorial Hospital
  Series B              7.25        2013          6,455,000     7,088,558
Industrial Finance Agency Pollution Control Refunding
  Revenue Bonds Eastern Edison
  Series 1993           5.875       2008          4,250,000     4,336,318
Industrial Finance Agency Resource Recovery
  Revenue Bonds SEMASS
  Series 1991A          9.00        2015         18,885,000    21,285,472
Industrial Finance Agency Resource Recovery
  Revenue Bonds SEMASS
  Series 1991B A.M.T.   9.25        2015         24,900,000    28,064,541
Municipal Wholesale Electric Power Supply System
  Revenue Bonds
  Series 1992B          6.75        2017         10,130,000    11,320,275
Municipal Wholesale Electric Power Supply System
  Revenue Bonds Series 1993A Inverse Floater
  (AMBAC Insured)       7.02        2018        6,500,000(d)    6,418,750
State Health & Educational Facilities Authority
  Revenue Bonds Holyoke Hospital
  Series 1994B          6.50        2015          500,000         522,700
State Industrial Finance Agency Assisted Living
  Facility Revenue Bonds Newton Group Properties LLC
  Series 1997 A.M.T.    8.00        2027        4,300,000       4,338,485
Water Resources Authority General
  Refunding Revenue Bonds
  Series 1992B          5.50        2015       22,175,000      22,351,513
Water Resources Authority General Revenue Bonds
  Series 1992A          6.50        2019        3,500,000       4,086,460
Water Resources Authority General Revenue Bonds
  Series 1993B-95B
  (MBIA Insured)        5.00        2022-25    19,000,000      18,121,930

Total                                                         154,249,199

Michigan (3.9%)
Crawford County Economic Development Corporation
  Environmental Improvement Revenue Bonds
  Weyerhaeuser
  Series 1991A          7.125       2007       10,800,000      12,466,656
Detroit Unlimited Tax General Obligation Bonds
  Series 1993           6.35        2014        5,930,000       6,289,299
Detroit Unlimited Tax General Obligation Bonds
  Series 1995A          6.80        2015        1,375,000       1,580,672
Lincoln Consolidated School District Unlimited Tax
  General Obligation Refunding Bonds
  (FGIC Insured)        5.85        2018        6,455,000       6,751,414
Midland County Economic Development Corporation
  Pollution Control Limited Obligation
  Refunding Revenue Bonds Midland Cogeneration
  Series 1990B A.M.T.   9.50        2009       35,200,000      38,926,624
Midland County Economic Development Corporation
  Pollution Control Limited Obligation
  Refunding Revenue Bonds Midland Cogeneration
  Series 1990C          8.50        2009       18,900,000      20,482,308
Monroe County Pollution Control
  Revenue Bonds Detroit Edison
  A.M.T.                7.75        2019       40,250,000(h)   43,639,855
State Hospital Finance Authority Hospital
  Refunding Revenue Bonds Detroit Medical Center
  Series 1993A          6.50        2018       10,000,000      10,784,700
State Hospital Finance Authority Hospital
  Refunding Revenue Bonds
  Sinai Hospital Greater Detroit
  Series 1995           6.625       2016        2,750,000       3,017,355
State Hospital Finance Authority Hospital
  Refunding Revenue Bonds
  Sinai Hospital Greater Detroit
  Series 1995           6.70        2026        3,000,000       3,295,890
State Hospital Finance Authority Hospital
  Revenue Bonds Central Michigan
  Community Hospital    6.25        2016        2,095,000       2,169,896
State Hospital Finance Authority Hospital
  Revenue Bonds McLaren Obligated Group
  Series 1991A          7.50        2021        7,500,000       8,467,950
State Job Development Authority Pollution Control
  Revenue Bonds
  Chrysler              5.70        1999        4,350,000       4,469,538
Strategic Fund Environmental Improvement Limited
  Obligation Refunding Revenue Bonds
  Crown Paper Company
  Series 1997B          6.25        2012        1,100,000       1,113,981
Strategic Fund Limited Obligation Refunding
  Revenue Bonds Detroit Edison
  Series 1995AA
  (MBIA Insured)        6.40        2025       12,000,000      13,223,760
Strategic Fund Limited Obligation Refunding
  Revenue Bonds Ford Motor
  Series 1991A          7.10        2006       16,400,000      19,249,008
Strategic Fund Limited Obligation Refunding
  Revenue Bonds Great Lakes Pulp & Fibre
  Series 1994 A.M.T.    10.25       2016       35,000,000(e)   19,425,000
Troy City Downtown Development Authority
  Revenue Bonds Oakland County
  Series 1995A          6.375       2018        1,000,000       1,092,890
Van Buren County Downtown Development Authority
  Tax Increment Revenue Bonds
  Series 1994           8.40        2016        3,990,000       4,573,657
Wayne County Special Airport Facilities Refunding
  Revenue Bonds Northwest Airlines
  Series 1995           6.75        2015       11,295,000      12,348,146

Total                                                         233,368,599

Minnesota (3.9%)
Becker Solid Waste Disposal Facility Revenue Bonds
  Liberty Paper
  Series 1994B A.M.T.   9.00        2015       18,000,000      19,136,160
Bloomington Community Development
  Refunding Revenue Note
  24th Avenue Motel     8.50        2005        1,499,244(k)    1,506,740
Bloomington Health Care Facility Revenue Bonds
  Friendship Village of Bloomington
  Series 1992           8.50        2002        3,680,000       3,985,035
Brainerd Economic Development Authority Health Care
  Facility Revenue Bonds Benedictine Health System
  St. Joseph Medical Center
  Series 1990           8.375       2020        4,670,000       5,172,165
Duluth Economic Development Authority Health Care
  Facility Revenue Bonds Benedictine Health System
  St. Mary's Medical Center
  Series 1990           8.375       2020        8,300,000       9,192,499
Duluth Housing & Redevelopment Authority
  1st Mortgage Revenue Bonds
  Lakeshore
  Lutheran Home         8.00        2000          110,000         110,211
Duluth Housing & Redevelopment Authority
  1st Mortgage Revenue Bonds
  Lakeshore
  Lutheran Home         8.25        2009          750,000         751,590
Fergus Falls Health Care Facilities Revenue Bonds
  Series 1995           6.50        2025        1,530,000       1,634,407
International Falls Solid Waste Disposal
  Revenue Bonds Boise Cascade
  Series 1990 A.M.T.    7.75        2015       10,000,000      10,517,800
Mahtomedi Multi-family Housing Revenue Bonds
  Briarcliff
  Series 1996 A.M.T.    7.35        2036        2,000,000       2,067,980
Maplewood Elder Care Facility Revenue Bonds
  Care Institute
  Series 1994           7.75        2024        8,000,000       8,491,120
Maplewood Multi-family Housing Refunding
  Revenue Bonds Carefree Cottages
  Series 1995 A.M.T.    7.20        2032        5,000,000       5,088,450
Mille Lacs Capital Improvement Authority Infrastructure
  Revenue Bonds
  Series 1992A          9.25        2012        4,455,000       5,565,097
Minneapolis Housing & Healthcare Facility
  Revenue Bonds Augustana Chapel View Homes
  Series 1997           6.75        2027        2,640,000       2,681,395
Richfield Multi-family Housing
  Refunding Revenue Bonds
  Village Shores Apartments
  Series 1996           7.625       2031        4,985,000       5,122,935
Robbinsdale Multi-family Housing Revenue Bonds
  Copperfield Hill
  Series A              7.35        2031        3,500,000       3,547,355
St. Louis Park Health Care Facilities Revenue Bonds
  Healthsystem Minnesota Obligated Group
  Series 1993 Inverse Floater
  (AMBAC Insured)       4.925       2005       10,200,000(d)   10,047,000
St. Louis Park Health Care Facilities Revenue Bonds
  Healthsystem Minnesota Obligated Group
  Series 1993 Inverse Floater
  (AMBAC Insured)       5.925       2013       18,000,000(d)   17,865,000
St. Louis Park Health Care Park Nicollet
  Medical Center Facility Revenue Bonds
  Series 1990A          9.25        2020        6,000,000       6,718,440
St. Louis Park Multi-family Housing Refunding
  Revenue Bonds Park Boulevard Towers
  Series 1996A          7.00        2031       11,585,000      11,918,185
St. Paul Housing & Redevelopment Authority
  Health Care Facility Revenue Bonds
  Lyngblomsten Care Center
  Series 1993A          7.125       2017        4,535,000       4,768,552
St. Paul Housing & Redevelopment Authority
  Health Care Facility Revenue Bonds Lyngblomsten
  Multi-family Rental Housing
  Series 1993B          7.00        2024        2,780,000       2,807,300
St. Paul Port Authority Redevelopment Multi-family
  Refunding Revenue Bonds Burlington Apartments
  Series A
  (GNMA Insured)        5.75        2031       14,355,000      14,533,863
St. Paul Port Authority Redevelopment Multi-family
  Subordinate Refunding Revenue Bonds
  Burlington Apartments
  Series A              8.625       2031        3,770,000       3,811,545
Southern Minnesota Municipal Power Agency
  Power Supply System Refunding Revenue Bonds
  Series 1992           5.75        2018       32,210,000      32,656,753
Southern Minnesota Municipal Power Agency
  Power Supply System Revenue Bonds
  Zero Coupon Series 1994A
  (MBIA Insured)        6.72        2021       13,500,000(f)    3,926,610
Southern Minnesota Municipal Power Agency
  Power Supply System Revenue Bonds
  Zero Coupon Series 1994A
  (MBIA Insured)        6.73        2022       17,500,000(f)    4,824,925
Southern Minnesota Municipal Power Agency
  Power Supply System Revenue Bonds
  Zero Coupon Series 1994A
  (MBIA Insured)        6.74        2023       27,500,000(f)    7,187,400
Southern Minnesota Municipal Power Agency
  Power Supply System Revenue Bonds
  Zero Coupon Series 1994A
  (MBIA Insured)        6.75        2024-27    87,410,000(f)   20,079,756
Vadnais Heights Multi-family Housing Refunding
  Revenue Bonds Cottages of Vadnais Heights
  Series 1995 A.M.T.    7.00        2031        1,995,000       2,029,075
Washington County Housing & Redevelopment Authority
  Woodbury Multi-family Housing Refunding
  Revenue Bonds
  Series 1996           6.95        2023        4,940,000       5,035,046

Total                                                         232,780,389

Mississippi (0.7%)
Claiborne County Pollution Control Refunding
  Revenue Bonds System Energy Resources
  Series 1995           7.30        2025        4,000,000       4,232,960
Claiborne County Pollution Control Revenue Bonds
  Middle South Energy   9.50        2013        1,500,000       1,616,460
Claiborne County Pollution Control Revenue Bonds
  Middle South Energy
  Series C              9.875       2014       15,375,000      16,624,988
Harrison County Waste Water Management District
  Refunding Bonds
  Series 1986           5.00        2015        4,250,000       4,225,477
Jackson Industrial Development Revenue
  Bonds Dorsey          8.00        2005          422,000         425,929
Lowndes County Solid Waste Disposal Pollution Control
  Revenue Bonds Weyerhaeuser
  Series 1989 A.M.T.    7.875       2005       12,250,000      13,305,215
Lowndes County Solid Waste Disposal Pollution Control
  Refunding Revenue Bonds Weyerhaeuser
  Series 1989           7.99        2022        4,000,000(i)    4,808,680

Total                                                          45,239,709

Missouri (0.7%)
Regional Convention & Sports Complex Authority Bonds
  St. Louis Sponsor
  Series 1991B          7.00        2021        5,810,000       6,568,495
State Environment & Improvement Energy Resources
  Authority Pollution Control Revenue
  Bonds Chrysler        5.70        1999        9,250,000       9,418,535
Sikeston Electric System Refunding Revenue Bonds
  Series 1992
  (MBIA Insured)        5.80        2002        4,165,000       4,427,312
St. Louis Industrial Development Authority
  Refunding Revenue Bonds Kiel Center
  Multipurposes Arena
  Series 1992 A.M.T.    7.875       2024       15,400,000      16,815,414
St. Louis Regional Convention & Sports Complex Authority
  Pre-Refunded Revenue Bonds
  Series 1991C          7.90        2021        2,575,000       3,027,144
St. Louis Regional Convention & Sports Complex Authority
  Revenue Bonds
  Series 1991C          7.90        2021          125,000         139,589

Total                                                          40,396,489

Nebraska (--%)
Omaha Public Power District Electric System
  Revenue Bonds
  Series 1986A          6.00        2015        1,370,000       1,461,297

Nevada (0.7%)
Clark County Collateralized Pollution Control
  Revenue Bonds Nevada Power
  A.M.T.                7.80        2009       11,850,000      12,584,345
Clark County Industrial Development Revenue Bonds
  Nevada Power Series 1990
  A.M.T.                7.80        2020        5,000,000       5,383,800
Las Vegas Redevelopment Agency Tax Increment
  Subordinate Lien Revenue Bonds
  Series 1994A          6.00        2010        2,000,000       2,068,780
Las Vegas Redevelopment Agency Tax Increment
  Subordinate Lien Revenue Bonds
  Series 1994A          6.10        2014        2,750,000       2,851,200
Las Vegas Special Improvement District 707
  Local Improvement Bonds
  Summerlin Area
  Series 1996           7.10        2016        6,000,000       6,235,200
Washoe County Hospital Revenue Bonds
  Washoe Medical Center
  Series 1989A          7.60        2019        2,750,000       2,939,448
Washoe County Hospital Revenue Bonds
  Washoe Medical Center
  Series 1993A          6.00        2015        7,250,000       7,520,062

Total                                                          39,582,835

New Hampshire (2.4%)
Business Financial Authority Pollution Control
  Refunding Revenue Bonds United Illuminating
  Series 1993A          5.875       2033       13,200,000      13,262,964
Business Financial Authority Pollution Control &
  Solid Waste Disposal Refunding Revenue Bonds
  Crown Paper Company
  Series 1996           7.75        2022        4,255,000       4,691,180
Industrial Development Authority Pollution Control
  Revenue Bonds State Public Service
  Series 1991B          7.50        2021       51,485,000      54,084,993
Industrial Development Authority Pollution Control
  Revenue Bonds State Public Service
  Series 1991C A.M.T.   7.65        2021       25,000,000      26,551,000
Industrial Development Authority Pollution Control
  Revenue Bonds United Illuminating
  Series 1989A A.M.T.   8.00        2014        8,000,000       8,562,480
State Higher Education & Health Facility Authority
  Hospital Revenue Bonds Hitchcock Clinic
  Series 1994
  (MBIA Insured)        6.00        2024       13,000,000      13,657,410
State Turnpike System Refunding Revenue Bonds
  Series 1992           5.75        2020       20,615,000      20,930,203

Total                                                         141,740,230

New Jersey (0.2%)
Health Care Facility Finance Authority Revenue Bonds
  St. Peter Medical Center Series 1994F
  (MBIA Insured)        5.00        2016       10,000,000       9,693,500
Health Care Facility Finance Authority Revenue Bonds
  Zurbrugg Memorial Hospital
  Series C              8.50        2012        3,500,000       3,577,525

Total                                                          13,271,025

New Mexico (1.8%)
Albuquerque Health Care System Revenue Bonds
  Lovelace Medical
  Fund                 10.25        2011           55,000          55,811
Bernalillo County Multi-family Housing Revenue Bonds
  Series 1997D          7.70        2027        9,985,000      10,195,384
Cibola County Correctional Facility
  Certificate of Participation
  Series 1993           8.50        2015       16,710,000      18,414,420
Farmington Pollution Control Refunding Revenue Bonds
  Series 1996A-B        6.30        2016       10,000,000      10,561,000
Farmington Pollution Control Refunding Revenue Bonds
  State Public Service San Juan
  Series 1994A          6.40        2023       30,650,000      32,185,259
Farmington Pollution Control Refunding Revenue Bonds
  Series 1997A          6.95        2020        4,000,000       4,431,080
Farmington Power Refunding Revenue Bonds
  Generating Division   9.875       2013        5,000,000       6,675,900
Las Vegas Hospital Facility Refunding Revenue Bonds
  Northeastern Regional Hospital
  Series 1987           9.625       2013        5,525,000       5,667,103
Lordsberg Pollution Control Refunding Revenue Bonds
  Phelps Dodge          6.50        2013       20,000,000      21,671,200

Total                                                         109,857,157

New York (8.3%)
Battery Park City Authority Refunding Revenue Bonds
  Series 1993A          5.50        2010        9,940,000      10,235,317
Dormitory Authority New York State University Education
  Facility Pre-Refunded Revenue Bonds
  Series 1990A          7.70        2012       10,000,000      11,028,700
Dormitory Authority New York State University Education
  Facility Revenue Bonds
  Series 1993A          5.50        2013       24,530,000      25,357,642
Dormitory Authority New York City University System
  Consolidated 2nd General Resource Revenue Bonds
  Series 1990C          5.00        2017       20,820,000      19,651,582
Dormitory Authority New York City University System
  Consolidated 2nd General Resource Revenue Bonds
  Series 1990C          6.00        2016       39,465,000      40,257,457
Dormitory Authority New York City University System
  Consolidated 2nd General Resource Revenue Bonds
  Series 1990D          7.00        2009        5,000,000       5,799,550
Dormitory Authority New York City University System
  Consolidated 2nd General Resource Revenue Bonds
  Series 1994A          5.75        2018        5,500,000       5,786,385
Dormitory Authority New York Court Facility Lease
  Revenue Bonds
  Series 1993A          5.375       2016       11,000,000      10,879,220
Metropolitan Transportation Transit Facilities
  Service Contract
  Series 3              6.00        2019        6,395,000       6,687,379
New York City General Obligation Bonds
  Series 1992B          7.40        2000       30,000,000      31,896,000
New York City General Obligation Bonds
  Series 1994B          7.00        2016       16,500,000      18,660,510
New York City General Obligation Bonds
  Series 1996F-G        5.75        2017-20    27,825,000      28,316,394
New York City Industrial Development Agency
  Special Facility Revenue Bonds American Airlines
  Series 1990 A.M.T.    8.00        2020       16,130,000      16,961,502
New York City Municipal Water Financial Authority
  Water & Sewer System Revenue Bonds Series 1994B
  Inverse Floater
  (MBIA Insured)        6.27        2009       15,500,000(d)   15,906,875
New York City Municipal Water Financial Authority
  Water & Sewer System Revenue Bonds
  Series A              6.25        2021       55,500,000      58,573,590
New York City Municipal Water Financial Authority
  Water & Sewer System Revenue Bonds
  Series B              5.00        2017        6,255,000       6,102,440
Port Authority Special Obligation Revenue Bonds
  KIAC A.M.T.           6.75        2019        3,500,000       3,816,960
Port Authority Special Project Bonds La Guardia
  Airport Passenger Terminal Continental and
  Eastern Airlines
  A.M.T.                9.00        2006        2,645,000       2,985,888
Port Authority Special Project Bonds La Guardia
  Airport Passenger Terminal Continental and
  Eastern Airlines
  Series 2 A.M.T.       9.00        2010        8,800,000       9,934,144
Port Authority Special Project Bonds La Guardia
  Airport Passenger Terminal Continental and
  Eastern Airlines
  Series 2 A.M.T.       9.125       2015       17,500,000      19,814,200
State Energy Research & Development Authority Electric
  Facility Revenue Bonds Consolidated Edison
  A.M.T.                7.125       2022       10,750,000      10,981,555
State Energy Research & Development Authority Electric
  Facility Revenue Bonds Consolidated Edison
  A.M.T.                7.375       2024       23,000,000      23,606,970
State Energy Research & Development Authority Electric
  Facility Revenue Bonds Consolidated Edison
  A.M.T.                7.50        2021        9,000,000       9,113,400
State Energy Research & Development Authority Electric
  Facility Revenue Bonds Consolidated Edison
  Series 1990A
  A.M.T.                7.50        2025       30,975,000      32,660,350
State Housing Finance Agency Service Contract Obligation
  Revenue Bonds
  Series 1995A          6.50        2025       12,475,000      13,728,862
State Housing Finance Agency State University
  Construction Refunding Bonds
  Series 1986A          6.50        2013        3,500,000       3,972,430
State Local Government Assistance Corporation
  Series 1991A          6.50        2020       11,000,000      11,832,260
State Medical Facilities Finance Agency Mental
  Health Services Improvement Refunding Revenue Bonds
  Series 1993D          5.25        2023       15,000,000      14,425,950
State Medical Facilities Finance Agency Mental
  Health Services Improvement Refunding Revenue Bonds
  Series 1993F          5.25        2019        5,790,000       5,581,502
State Urban Development Correctional Facility
  Refunding Revenue Bonds
  Series A              5.50        2016        2,750,000       2,755,170
State Urban Development Correctional Facility
  Revenue Bonds
  Series 1993A          5.25        2021       12,110,000      11,578,977
State Urban Development Correctional Facility
  Revenue Bonds
  Series 6              5.375       2025        9,000,000       8,731,080

Total                                                         497,620,241

North Carolina (4.1%)
Eastern Municipal Power Agency Power Supply System
  Refunding Revenue Bonds
  Series 1993B          6.25        2012       24,655,000      25,963,687
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds
  Series 1986A          4.00        2018        8,675,000       7,396,132
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds
  Series 1986A          5.00        2017        6,500,000       6,374,035
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds
  Series 1988A          6.00        2026        3,125,000       3,355,801
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds
  Series 1989A          5.50        2011       37,800,000      37,861,236
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds
  Series 1989A          6.50        2024       16,750,000      16,996,728
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds
  Series 1989A          7.50        2010       29,160,000      35,236,810
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds
  Series 1991A          5.75        2019       55,000,000      55,155,100
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds
  Series 1994B          7.25        2007        5,000,000       5,737,500
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds
  Series B              6.125       2009       10,000,000      10,547,200
Eastern Municipal Power Agency Power System
  Revenue Bonds
  Series 1993D          5.875       2013        2,300,000       2,355,361
Municipal Power Agency 1 Catawba Electric
  Revenue Bonds
  Series 1988           7.00        2016        5,140,000       5,256,986
Municipal Power Agency 1 Catawba Electric
  Revenue Bonds Series 1993
  Inverse Floater
  (MBIA Insured)        6.82        2012        7,400,000(d)    7,686,750
Municipal Power Agency 1 Catawba Electric
  Revenue Bonds
  Series 1993 Inverse Floater
  (MBIA Insured)        7.02        2020       15,000,000(d)   15,243,750
Offiss Incorporation Recreational Facilities
  Gross Revenue Bonds Smoky Mountain Golf Course
  Zero Coupon
  Series 1994-96        8.38        2019        8,295,000(e,g)  8,094,759

Total                                                         243,261,835

North Dakota (0.4%)
Fargo Hospital Refunding Revenue & Improvement Bonds
  Dakota Hospital
  Series 1992           6.875       2012        3,000,000       3,370,410
Fargo Hospital Refunding Revenue & Improvement Bonds
  Dakota Hospital
  Series 1992           7.00        2022        4,250,000       4,798,208
General Obligation Bonds Real Estate
  Series 1986A          6.00        2013        8,585,000       8,681,581
Ward County Health Care Facilities
  Refunding Revenue Bonds
  Series 1996B          6.25        2021        4,000,000       4,148,760
Ward County Health Care Facilities Refunding
  Revenue Bonds Trinity Group
  Series 1996A          6.25        2026        6,110,000       6,337,231

Total                                                          27,336,190

Ohio (3.0%)
Air Quality Development Authority Pollution Control
  Refunding Revenue Bonds Cleveland Electric Company
  Series 1997B          6.00        2020       10,000,000      10,230,900
Air Quality Development Authority Pollution Control
  Refunding Revenue Bonds Ohio Edison
  Series A              5.95        2029       13,300,000      13,607,496
Air Quality Development Authority Pollution Control
  Revenue Bonds Ohio Edison
  Series 1989A          7.625       2023        6,750,000       7,126,717
Bellefontaine Hospital Facilities Refunding Revenue Bonds
  Mary Rutan Health Association
  Series 1993           6.00        2013        5,330,000       5,421,356
Butler County Hospital Facilities
  Refunding Revenue & Improvement Bonds
  Fort Hamilton-Hughes Memorial Center
  Series 1991           7.50        2010        9,800,000      10,643,192
Carroll Water & Sewer District Unlimited Tax
  General Obligation
  Bonds                 6.25        2010        8,360,000       8,357,743
Cleveland Parking Facilities Improvement
  Revenue Bonds
  Series 1992           8.10        2022       15,000,000      17,630,850
Coshocton County Solid Waste Disposal Refunding
  Revenue Bonds Stone Container
  Series 1992           7.875       2013       17,500,000      19,549,600
Cuyahoga County Health Care Facilities Lifecare Refunding
  Revenue Bonds Judson Retirement Community
  Series 1996A          7.25        2013-18     6,210,000       6,584,338
Erie County Hospital Improvement Refunding
  Revenue Bonds Firelands Community Hospital
  Series 1992           6.75        2015        6,540,000       7,088,052
Lorain County Independent Living & Hospital Facilities
  Mortgage Refunding Revenue Bonds
  Elyria United Methodist
  Series 1996C          6.875       2022        3,100,000       3,297,966
Marion County Health Care Facilities
  Refunding & Improvement Revenue Bonds
  United Church Homes
  Series 1993           6.30        2015        1,800,000       1,877,670
Marion County Health Care Facilities
  Refunding & Improvement Revenue Bonds
  United Church Homes
  Series 1993           6.375       2010        2,000,000       2,097,140
Montgomery County Health Facilities Refunding
  Revenue Bonds Friendship Village of Dayton
  Series 1990A          9.25        2016        9,025,000      10,117,386
Water Development Authority Collateralized Pollution
  Control Refunding Revenue Bonds Cleveland Electric
  Series 1995           7.70        2025       13,000,000      14,874,860
Water Development Authority Collateralized Pollution
  Control Revenue Bonds Cleveland Electric
  Series 1989 A.M.T.    8.00        2023       10,000,000      11,377,200
Water Development Authority Collateralized Pollution
  Control Revenue Bonds Toledo Edison
  Series 1989 A.M.T.    8.00        2023        8,500,000       8,978,040
Water Development Authority Pollution Control
  Revenue Bonds Ohio Edison
  A.M.T.                8.10        2023       10,000,000      10,666,700
Water Development Authority Pollution Control
  Refunding Revenue Bonds Toledo Edison
  Series 1994A A.M.T.   8.00        2023       10,000,000      10,382,300

Total                                                         179,909,506

Oklahoma (1.0%)
Grand River Dam Authority Refunding Revenue Bonds
  Series 1987           5.00        2012       10,105,000      10,053,464
Hinton Economic Development Authority
  Certificate of Participation
  Series 1994           8.75        2015       11,675,000      12,544,554
Hinton Economic Development Authority
  Certificate of Participation Dominion Leasing
  Series 1990A          9.75        2015       19,090,000      21,261,678
Jackson County Hospital Authority
  Refunding Revenue Bonds
  Jackson County Memorial Hospital
  Series 1994           7.30        2015        6,580,000       7,040,995
Midwest City Memorial Hospital Authority Hospital
  Revenue Bonds
  Series 1992           7.375       2022        7,815,000       8,856,818
Stillwater Medical Center Authority
  Hospital Revenue Bonds
  Series 1997B          6.50        2019        1,750,000       1,866,603

Total                                                          61,624,112

Oregon (0.6%)
State Health Housing Educational &
  Cultural Facilities Authority Revenue Bonds
  Oregon Baptist Retirement Homes-Weidler
  Retirement Center
  Series 1995           8.00        2026        7,720,000       7,992,670
Western Generation Agency Revenue Bonds
  Wauna Cogeneration
  Series 1994A          7.125       2021       19,200,000      20,682,432
Western Generation Agency Revenue Bonds
  Wauna Cogeneration
  Series 1994B A.M.T.   7.40        2016        9,000,000       9,828,270

Total                                                          38,503,372

Pennsylvania (4.1%)
Allegheny County Industrial Development Authority
  Environment Improvement Revenue Bonds
  USX Corporation
  Series 1994A          6.70        2020        6,000,000       6,480,600
Beaver County Industrial Development Authority
  Collateralized Pollution Control Refunding
  Revenue Bonds Cleveland Electric Illuminating
  Series 1995           7.625       2025        7,500,000       8,523,675
Beaver County Industrial Development Authority
  Collateralized Pollution Control Refunding
  Revenue Bonds Cleveland Electric Illuminating
  Series 1995A          7.75        2025       21,150,000      24,253,339
Beaver County Industrial Development Authority
  Collateralized Pollution Control Refunding
  Revenue Bonds Toledo Edison
  Series 1995A          7.75        2020       14,000,000      16,109,520
Beaver County Industrial Development Authority
  Pollution Control Revenue Bonds
  Toledo Edison-Beaver Valley
  Series 1995           7.625       2020       11,700,000      13,296,933
Beaver County Industrial Development Authority
  Pollution Control Revenue Bonds
  Ohio Edison           7.75        2024       34,650,000      36,578,966
Butler County Industrial Development Authority
  Health Care Refunding Revenue Bonds
  Pittsburgh Lifetime Care Community Sherwood Oaks
  Series 1993           5.75        2011-16     5,000,000       5,111,860
Convention Center Authority Refunding Revenue Bonds
  Philadelphia
  Series 1994A          6.75        2019        5,300,000       5,818,340
Delaware County Authority 1st Mortgage Revenue Bonds
  Riddle Village
  Series 1996           7.00        2026       10,000,000      10,362,400
Delaware County Authority 1st Mortgage Revenue Bonds
  Whitehorse Village Continuing Care
  Series 1989           9.70        2009-19    11,000,000      12,228,150
Delaware County Industrial Development Authority
  Pollution Control Refunding Revenue Bonds
  Philadelphia Electric
  Series A              7.375       2021          900,000         981,603
Harrisburg Dauphin County General Obligation Bonds
  Zero Coupon Series 1997F
  (AMBAC Insured)       5.50        2020        3,000,000(f)      875,040
Harrisburg Dauphin County General Obligation Bonds
  Zero Coupon Series 1997F
  (AMBAC Insured)       5.52        2021-22     2,000,000(f)      535,430
Montgomery County Higher Education & Health Authority
  Retirement Community Revenue Bonds G.D.L. Farms
  Series A              9.50        2020        3,000,000       3,365,820
Philadelphia Gas Works Revenue Bonds
  Series 13             7.70        2021        4,150,000       4,691,160
Philadelphia Hospital & Higher Education Facility
  Authority Hospital Revenue Bonds
  Albert Einstein
  Medical Center        7.625       2011       15,545,000      16,415,986
Philadelphia Municipal Authority Lease
  Refunding Revenue Bonds
  Series 1993D          6.25        2013        2,500,000       2,615,375
Philadelphia Municipal Authority Lease
  Refunding Revenue Bonds
  Series 1993D          6.30        2017        1,550,000       1,621,393
Philadelphia Water & Sewer Revenue Bonds
  16th Series           7.00        2018       14,000,000      15,306,060
Philadelphia Water & Sewer Revenue Bonds
  16th Series           7.50        2010       13,200,000      14,880,096
Philadelphia Water & Wastewater Revenue Bonds
  Series 1993
  (CGIC Insured)        5.50        2015       11,000,000      11,155,540
State Department of General Services Certificate of
  Participation Series 1994A
  (AMBAC Insured)       5.00        2015       25,000,000      24,231,000
Wilkins Industrial Development Authority Revenue Bonds
  Retirement Community Longwood at Oakmont
  Series 1991A          10.00       2021        8,495,000      10,078,298

Total                                                         245,516,584

Puerto Rico (0.8%)
Electric Power Agency Revenue Bonds
  Series N-O            6.00        2010       45,305,000      46,154,016
South Carolina (0.9%)
Cherokee County Spring City Knitting
  Cluett Peabody        7.40        2009        5,200,000       5,772,312
Piedmont Municipal Power Agency Electric
  Refunding Revenue Bonds
  Series 1986B          5.75        2024        7,550,000       7,549,925
Public Service Authority Electric System Expansion
  Revenue Bonds Santee Cooper
  Series 1991D          6.625       2031       14,975,000      16,657,441
Public Service Authority Electric System Revenue Bonds
  Santee Cooper
  Series 1991B          6.00        2031        8,000,000       8,456,000
 Public Service Authority Electric System Revenue Bonds
  Santee Cooper Series 1993A Inverse Floater
  (MBIA Insured)        6.50        2013       17,700,000(d)   18,275,250

Total                                                          56,710,928

South Dakota (0.5%)
Heartland Consumers Power District Electric System
  Refunding Revenue Bonds
  Series 1986           6.00        2010       10,205,000      11,042,014
Souix Falls Multi-family Housing Revenue Bonds
  Series 1996A          7.50        2034       12,200,000      12,754,124
State Lease Revenue Trust Certificates Series 1993
  (CGIC Insured)        6.70        2017        7,260,000       8,576,964

Total                                                          32,373,102

Tennessee (0.4%)
Nashville & Davidson County Health & Education Facility
  1st Mortgage Revenue Bonds
  Blakeford at
  Green Hills CCRC      9.25        2024       12,230,000      14,425,040
Knox County Health Education & Housing Facility Hospital
  Revenue Bonds Baptist Health System East Tennessee
  Series 1989           8.60        2016       10,000,000      10,779,600

Total                                                          25,204,640

Texas (6.6%)
Alliance Airport Authority Special Facility Revenue Bonds
  American Airlines Series 1990
  A.M.T.                7.50        2029       37,400,000      40,724,860
Austin Combined Utility Systems Refunding
  Revenue Bonds
  Series 1985           10.75       2010-15    12,000,000      13,833,480
Austin Combined Utility Systems Refunding
  Revenue Bonds
  Series 1986           5.00        2013       20,000,000      19,400,600
Board of Regents of the University System General
  Refunding Revenue Bonds
  Series 1986           6.50        2007        2,565,000       2,683,067
Brazos River Authority Collateralized Pollution Control
  Revenue Bonds Texas Utility Electric
  Series 1989A A.M.T.   8.25        2019       14,000,000      14,799,400
Brazos River Authority Collateralized Pollution Control
  Revenue Bonds Texas Utility Electric
  Series 1990A A.M.T.   8.125       2020       13,205,000      14,344,988
Brazos River Authority Collateralized Pollution Control
  Revenue Bonds Texas Utility Electric
  Series 1991A A.M.T.   7.875       2021       24,450,000      27,002,091
Brazos River Authority Collateralized
  Refunding Revenue Bonds Houston Lighting & Power
  Series 1989A          7.625       2019       26,300,000      28,060,259
Brownsville Utility System Priority Revenue Bonds
  Series 1990
  (AMBAC Insured)       6.50        2017       10,015,000      10,814,197
Castlewood Municipal Utility District Water &
  Sewer Systems Unlimited Tax & Refunding Revenue Bonds
  Series 1997           6.75        2014        2,890,000       2,895,607
Colony Municipal Utility District 1 Denton County
  Series 1980           9.25        2007        1,000,000       1,355,490
Dallas & Fort Worth International Airport Special Facility
  Revenue Bonds American Airlines
  Series 1990 A.M.T.    7.50        2025       26,200,000      28,481,234
Dallas & Fort Worth International Airport Special Facility
  Revenue Bonds Delta Air Lines
  Series 1991 A.M.T.    7.125       2026       13,500,000      14,465,520
Denison Hospital Authority Hospital Revenue Bonds
  Texoma Medical Center
  Series 1994           7.10        2024        3,950,000       4,308,621
Harris County Health Facilities Hospital Revenue Bonds
  Memorial Hospital
  Series 1992           7.125       2015       16,000,000      18,233,440
Harris County Industrial Development Marine Terminal
  Refunding Revenue Bonds GATX Terminal
  Series 1992           6.95        2022       15,000,000      16,278,150
Hidalgo County Health Services Corporation
  Hospital Revenue Bonds Mission Hospital
  Series 1996           6.875       2026        7,880,000       8,469,818
Interstate Municipal Utility District
  Unlimited Tax Bonds Harris County
  Series 1996           6.75        2021        3,020,000       3,246,681
Karnes County Public Facility Lease
  Revenue Bonds         9.20        2015       15,990,000      16,996,890
Kings Manor Municipal Utility District
  Waterworks & Sewer Systems Combination
  Unlimited Tax & Revenue Bonds
  Series 1995           6.875       2018        2,470,000       2,561,909
Matagorda County Navigation District 1
  Collateral Pollution Control Revenue Bonds
  Central Power & Light Series 1986A
  (AMBAC Insured)
  A.M.T.                7.50        2020        6,500,000       7,001,995
Midland County Hospital District Revenue Bonds
  Series 1992           7.50        2016        3,025,000       3,430,894
Municipal Power Agency Refunding Revenue Bonds
  (MBIA Insured)        5.25        2009        8,000,000       8,363,920
Municipal Power Agency Revenue
  Bonds                 5.50        2013        7,410,000       7,410,222
Plano Collin & Denton County General Obligation Bonds
  Limited Tax
  Series 1986           6.00        2006        1,600,000       1,607,984
Rio Grande City Consolidated Independent School District
  Public Facilities Lease Revenue Bonds
  Series 1995           6.75        2010        4,000,000       4,298,400
Sabine River Authority Collateralized Pollution Control
  Revenue Bonds Texas Utilities Electric
  Series 1990A A.M.T.   8.125       2020       30,500,000      33,133,065
San Antonio Electric & Gas System
  Refunding Revenue Bonds
  Series 1989B          5.00        2016       11,000,000      10,629,630
San Antonio Electric & Gas System
  Revenue Bonds
  Series 1987           5.00        2014        8,680,000       8,481,749
West Side Calhoun County Navigation District
  Solid Waste Disposal Revenue Bonds
  Union Carbide Chemical & Plastics Series 1991
  A.M.T.                8.20        2021       17,550,000      19,553,859

Total                                                         392,868,020

Utah (1.9%)
Association Municipal Power System Hunter Series A
 (AMBAC Insured)        5.50        2012        4,000,000       4,000,920
Carbon County Solid Waste Disposal
  Refunding Revenue Bonds Sunnyside
  Cogeneration Associates Series 1991
  A.M.T.                9.25        2018       25,350,000(e)   13,942,500
Housing Finance Agency Single Family Mortgage
  Senior Bonds Series 1991C
  (FGIC Insured)        7.30        2011          860,000         910,198
Housing Finance Agency Single Family Mortgage
  Senior Bonds Series 1991C
  (FGIC Insured)        7.35        2016          685,000         724,367
Hurricane Health Facilities Development Revenue Bonds
  Mission Health Services
  Series 1990           10.50       2020        7,635,000       8,475,842
Intermountain Power Agency Power Supply
  Refunding Revenue Bonds Series F
  (AMBAC Insured)       5.00        2013        5,000,000       4,925,300
Intermountain Power Agency Power Supply
  Refunding Revenue Bonds Series 1993B
  Inverse Floater       7.14        2011        7,600,000(d)    8,037,000
Intermountain Power Agency Power Supply
  Refunding Revenue Bonds Series 1996C
  (MBIA Insured)        5.70        2017       46,000,000      47,579,640
Intermountain Power Agency Power Supply
  Revenue Bonds Series 1987A
  (MBIA Insured)        5.00        2012        8,000,000       7,942,400
Intermountain Power Agency Power Supply
  Revenue Bonds
  Series 1989A-B        6.00        2023       13,665,000      13,821,793
Tooele County Pollution Control Revenue Bonds
  Laidlaw Environmental Services Incorporated
  Series 1997A A.M.T.   7.55        2027        4,000,000       4,389,600

Total                                                         114,749,560

Virginia (0.6%)
Fairfax County Redevelopment & Housing Authority
  Multi-family Housing Revenue Bonds
  Burkeshire Commons
  Series 1996           7.60        2036       13,245,000      14,172,680
Hopewell City Industrial Development Authority
  Pollution Control Refunding Revenue Bonds
  Stone Container
  Series 1992           8.25        2010        3,170,000       3,574,460
Housing Development Authority Commonwealth
  Mortgage Bonds
  Series 1992A          7.15        2033       15,000,000      15,798,000

Total                                                          33,545,140

Washington (3.6%)
King County Housing Authority Pooled Housing
  Refunding Revenue Bonds
  Series 1995A          7.20        2026        4,000,000       4,113,520
Longview Industrial Development Corporation Solid Waste
  Revenue Bonds Weyerhauser Series 1991
  A.M.T.                7.45        2013       20,000,000      21,788,000
Public Power Supply System Nuclear Project 1
  Refunding Revenue Bonds
  Series A              6.50        2015       21,000,000      23,186,100
Public Power Supply System Nuclear Project 1 Refunding
  Revenue Bonds Bonneville Power Administration
  Series 1993A Inverse Floater
  (FSA Insured)         7.32        2011       25,000,000(d)   28,375,000
Public Power Supply System Nuclear Project 1
  Revenue Bonds
  Series 1989           6.00        2017       28,070,000      28,891,328
Public Power Supply System Nuclear Project 1
  Revenue Bonds
  Series 1990A          6.00        2017       38,875,000      39,683,989
Public Power Supply System Nuclear Project 2
  Revenue Bonds
  Series 1994A          5.375       2011       10,000,000      10,043,900
Public Power Supply System Nuclear Project 3
  Revenue Bonds
  Series 1989B          5.50        2017-18    27,550,000      27,342,242
Snohomish County Public Utility District 1
  Generation System Revenue Bonds
  Series 1986A          5.00        2020       17,750,000      17,423,223
State General Obligation
  Refunding Revenue Bonds
  Zero Coupon
  Series 1997A          5.95        2019       16,260,000(f)    5,017,836
State Housing Finance Commission
  Refunding Revenue Bonds Horizon House
  Series 1995A (Asset
  Guaranty Insured)     6.00        2017        3,700,000       3,853,217
State Housing Finance Commission
  Refunding Revenue Bonds Horizon House
  Series 1995A (Asset
  Guaranty Insured)     6.125       2027        3,850,000       4,007,003

Total                                                         213,725,358

West Virginia (1.5%)
Kanawha County Pollution Control
  Revenue Bonds Union Carbide
  Series 1984           7.35        2004        3,000,000       3,453,660
Marion County Solid Waste Disposal Facility
  Revenue Bonds American Power Paper Recycling
  Series 1993 A.M.T.    7.75        2011       20,000,000(e)    9,500,000
Marion County Solid Waste Disposal Facility
  Revenue Bonds American Power Paper Recycling
  Series 1994 A.M.T.    8.25        2011       10,000,000(e)    4,750,000
Marion County Solid Waste Disposal Facility
  Revenue Bonds American Power Paper Recycling
  Series 1995 A.M.T.    9.00        2011        5,000,000(e)    2,375,000
Marion County Solid Waste Disposal Facility
  Revenue Bonds American Power Paper Recycling
  Series 1995B A.M.T.   9.25        2011        5,000,000(e)    2,375,000
Mason County Pollution Control Refunding
  Revenue Bonds Appalachian Power
  Series 1992J          6.60        2022       25,000,000      26,735,750
Pea Ridge Public Service District Sewer
  Refunding Revenue Bonds
  Series 1990           9.25        2020        2,575,000       2,713,329
Putnam County Pollution Control Revenue Bonds
  Appalachian Power
  Series C              6.60        2019       10,600,000      11,282,322
School Building Authority Capital Improvement
  Revenue Bonds
  Series 1991A          6.00        2021       20,785,000      21,473,191
South Charleston Pollution Control Refunding
  Revenue Bonds Union Carbide
  Series 1985           7.625       2005        3,000,000       3,492,390

Total                                                          88,150,642

Wisconsin (0.6%)
Health & Education Facilities Authority
  Revenue Bonds
  St. Clare Hospital    7.00        2022       12,115,000      13,062,393
Health Facilities Authority Refunding Revenue Bonds
  Villa Clement
  Series 1986           8.75        2012        4,365,000       4,376,000
Madison Industrial Development
  Refunding Revenue Bonds Madison Gas & Electric
  Series 1992B          6.70        2027       19,300,000      20,949,957

Total                                                          38,388,350

Wyoming (0.2%)
Green River & Rock Springs Sweetwater County
  Joint Powers Water Board Revenue Bonds
  Series 1988A          8.50        2007        2,500,000       2,581,925
Natrona County Hospital Revenue Bonds
  Wyoming
  Medical Center        8.125       2010        6,500,000       7,043,270
State Farm Loan Board Capital Facilities
  Revenue Bonds
  Series 1994           6.10        2024        5,000,000       5,253,850

Total                                                          14,879,045

Total municipal bonds
(Cost: $5,158,090,986)                                     $5,720,784,228


Short-term securities (2.4%)
Issuer (c,i,j)     Effective          Amount     Value (a)
                       yield      payable at
                                    maturity
Municipal notes
Allegheny County Industrial Development Authority
Revenue Bonds Longwood at Oakmont Series D
  07-01-27             3.85%     $ 2,500,000 $ 2,500,000
Burke County Development Authority Pollution
Control Revenue Bonds Georgia Power Vogtle
3rd Series
  09-01-25             3.80        2,000,000   2,000,000
Burke County Development Authority Pollution
Control Revenue Bonds Georgia Power Vogtle
4th Series
  07-01-24             3.85        1,800,000   1,800,000
Burke County Development Authority Pollution
Control Revenue Bonds Georgia Power Vogtle
5th Series V.R.
  07-01-24             4.00       19,000,000  19,000,000
Columbia Industrial Development Pollution
Control Revenue Bonds Alabama Power
Series C V.R.
  10-01-22             4.00        9,600,000   9,600,000
Duluth Health Facilities Revenue Bonds
Miller-Dwan Medical Center V.R.
  06-01-19             3.85        5,200,000   5,200,000
Forsyth Pollution Control Revenue Bonds
Portland General Electric Series A
  06-01-13             3.85        3,500,000   3,500,000
Harris County Health Facilities Development
Hospital Revenue V.R. Methodist Hospital
  12-01-25             3.85        7,900,000   7,900,000
Jackson County Pollution Control Revenue Bonds
Chevron Series 1992
  06-01-23             3.85          200,000     200,000
Jackson County Port Facility Chevron V.R.
  06-01-23             3.90       15,500,000  15,500,000
Louisiana State Offshore Term Authority
Deepwater Port Revenue Bonds Loop V.R.
  09-01-08             3.85        4,000,000   4,000,000
Monroe County Development Authority
Georgia Power 2nd Series
  07-01-25             4.00        4,100,000   4,100,000
New York City General Obligation Bonds
Fiscal 1995 Series B
  06-15-23             3.85        2,500,000   2,500,000
New York City Municipal Water Finance Authority
Series G V.R. (FGIC Insured)
  06-15-25             4.00       25,800,000  25,800,000
New York City Municipal Water Finance Authority
Series 1994C
  06-15-23             3.85        4,500,000   4,500,000
New York City Municipal Water Finance Authority
Water & Sewer System Revenue Bonds
  06-15-22             3.85        9,600,000   9,600,000
  06-15-23             3.85        2,100,000   2,100,000
Putnam County Development Authority Pollution
Control Revenue Georgia Power Company
  09-01-29             3.85        8,400,000   8,400,000
Valdez Marine Term Revenue Bonds
Exxon Pipeline Series A V.R.
  12-01-33             3.85        5,000,000   5,000,000
Washington State Public Power Supply System
  07-01-17             3.85        6,100,000   6,100,000
Washington State Public Power Supply System
  07-01-17             3.90        3,000,000   3,000,000

Total short-term securities
(Cost: $142,300,000)                      $  142,300,000

Total investments in securities
(Cost: $5,300,390,986)(l)                 $5,863,084,228

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                            (Unaudited)
Rating                 11-30-97    11-30-96
AAA                       30%         25%
AA                         5           6
A                         15          16
BBB                       28          33
BB and below              22          20
Non-rated                 --          --
Total                    100%        100%

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue: AMBAC -- American Municipal Bond Association
Corporation CGIC -- Capital Guaranty Insurance Company FGIC -- Financial Guarantee Insurance Corporation FHA -- Federal Housing Authority FSA -- Financial Security Assurance GNMA -- Government National Mortgage Association MBIA -- Municipal Bond Investors Assurance

(d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Nov. 30, 1997. Inverse floaters in the aggregate represent 5.8% of the Portfolio's net assets as of Nov. 30, 1997.

(e) Non-income producing. Items identified are in default as to payment of interest and/or principal.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

Type of security                      Notional amount
Sales contracts
Municipal Bonds Dec. 1997              $150,000,000

(i) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1997.

(j) The Portfolio is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. The following abbreviations are used in the portfolio descriptions:

V.R. -- Variable Rate
V.R.D.N. -- Variable Rate Demand Note
A.M.T.  -- Alternative Minimum Tax -- As of Nov. 30, 1997, the value of securities subject to alternative minimum tax represented 18.4% of net assets.

(k) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Nov. 30, 1997, is as follows:

Security                                       Acquisition    Purchase
                                                      date        cost
Bloomington Community Development
  Refunding Revenue Note 24th Avenue Motel        03-31-88  $1,721,000

(l) At Nov. 30, 1997, the cost of securities for federal income tax purposes was $5,300,394,205 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation               $614,690,695
Unrealized depreciation                (52,000,672)
                                       -----------
Net unrealized appreciation           $562,690,023

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